UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORDS OF REGISTRED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

803 West Michigan Street
Milwaukee, WI 53233
(Address of Principal Executive Offices, including Zip Code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: (414) 299-2295

Date of fiscal year end:	September 30
Date of reporting period:	June 30, 2009

Item 1.  Proxy Voting Record.

Proxy Voting Record

VICTORIA 1522 FUN

Meeting Date Range: 01-Oct-2008 To 30-Jun-2009
All Accounts
TRISUL SA
Security:	P94073106			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	TRIS3			Meeting Date:		31-Oct-2008
ISIN	BRTRISACNOR4			Vote Deadline Date:		29-Oct-2008
Agenda	701735435	Management		Total Ballot Shares:		20100
Last Vote Date:	29-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
2	Ratify the increase in share capital of the Company through the subscription and full paying in of the 28,985,000 Common Shares issued in the context of the Company's public distribution of shares, as approved in the meetings of the Board of Directors held on 25 SEP 2007 and 11 OCT 2007		For	20100	0	0	0
3	Approve the cancellation of 3,036,500 Common Shares issued by the Company, held in treasury, without reducing the share capital, relating to the conclusion of the Stock Repurchase Plan of the Company approved on 18 APR 2008, in accordance with the proposal of the Board of Directors dated 16 OCT 2008		For	20100	0	0	0
4	Amend the wording of the main part of Article 5 of the Company's Corporate bylaws as a result of the updates made to the value of the share capital		For	20100	0	0	0
OJSC POLYUS GOLD
Security:	678129107			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	PLZL LI			Meeting Date:		10-Nov-2008
ISIN	US6781291074			Vote Deadline Date:		28-Oct-2008
Agenda	701739964	Management		Total Ballot Shares:		2900
Last Vote Date:	28-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve to determine the remuneration to be paid to the Members of OJSC Polyus Gold Board of Directors Messrs. V.N. Braiko and Robert Buchan who are 'Independent Directors' in accordance with the requirements of Paragraphs 6.2.8 of OJSC Polyus Gold Charter from the date of their election OJSC Polyus Gold Board of Directors Members until the date of termination of their powers shall be in the amount of RUB 937,500 per quarter each, and that the document supported expenses incurred by them due to the discharge of their duties as OJSC Polyus Gold Board of Directors Members shall be reimbursed in the amount of up to RUB 2,000,000 per year to each of them; to resolve that should an 'Independent Director' be elected Chairman of the Audit Committee or staff and Remuneration Committee of the Board of Directors of OJSC Polyus Gold be is entitled to the additional remuneration of RUB 468,750 per quarter during his term of office as the Committee Chairman
			For	2900	0	0	0
2	Approve the participation of OJSC Polyus Gold in the non- profit organization - All Russia Intersectoral Association of Employers Producers of Nickel and Precious Metals by joining it as a Member		For	2900	0	0	0
BANCO DO BRASIL SA BB BRASIL, BRASILIA
Security:	P11427112			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	BBAS3 BZ			Meeting Date:		28-Nov-2008
ISIN	BRBBASACNOR3			Vote Deadline Date:		26-Nov-2008
Agenda	701766884	Management		Total Ballot Shares:		16600
Last Vote Date:	26-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
2	Approve the protocol and justification of the merger of Banco Do Estado Do Piaui S.A. BEP, into Banco Do Brasil S.A		For	16600	0	0	0
3	Approve and ratify the appointment of Deloitte Touche Tohmatsu Consultores Ltda, with corporate taxpayer ID CNPJ MF Number 02.189.924000103, as being responsible for the preparation of the valuation report of BEP using the discounted cash flow method		For	16600	0	0	0
4	Approve and ratify the appointment of Global Auditors Independents, with corporate taxpayer ID/CNPJMF Number 03.423.123000395, as being responsible for the book equity valuation report of BEP, for the purpose of equity transfer from BEP to BB		For	16600	0	0	0
5	Approve and ratify the appointment of Pricewaterhousecoopers Auditors Independents, with corporate taxpayer ID/CNPJMF Number 61.562.112001526, and of pricewaterhousecoopers Corporate Finance and Recovery Ltda., with corporate taxpayer ID CNPJMF Number 5.487.514000137, as being responsible for the preparation of the valuation report on Banco Do Brasil S.A., at the quoted price of the shares on the stock market and using the discounted cash flow method		For	16600	0	0	0
6	Approve the valuation reports mentioned in item 2		For	16600	0	0	0
7	Approve and declare effective the merger of BEP into Banco Do Brasil S.A. in accordance with the terms of the protocol and justification of the merger, as well as to authorize the administration of Banco Do Brasil to do all the acts that are complementary to the mentioned merger		For	16600	0	0	0
8	Grant authority to increase the capital of Banco Do Brasil as a function of the merger referred to above, through the transfer of the net worth of the Company being merged to the Company carrying out the merger, in accordance with the terms of the protocol and justification of the merger		For	16600	0	0	0
BYD CO LTD
Security:	Y1023R104			Meeting Type:		Class Meeting
Ticker:	1211 HK			Meeting Date:		03-Dec-2008
ISIN	CNE100000296			Vote Deadline Date:		24-Nov-2008
Agenda	701735459	Management		Total Ballot Shares:		46000
Last Vote Date:	26-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	"PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" FOR RESOLUTIONS I TO II. THANK YOU."		None		Non Voting
2
Approve and ratify the strategic investment and subscription agreement as specified entered into between the Company and MidAmerican Energy Holdings Company [MidAmerican Energy or the Investor] on 26 SEP 2008 in respect of the direct issue of overseas listed foreign shares [H Shares] by the Company to the Investor [the Direct New Issue]; the authorization of Mr. Wang Chuan-fu, the Chairman of the Board to execute the Subscription Agreement and other related legal documents and the implementation of the direct new issue by the Company on and subject to the following principal terms and conditions; A) type of shares to be issued: H Shares [listed on the Main Board of the Stock Exchange of Hong Kong Limited [the Stock Exchange]]; B) nominal value: nominal value of RMB 1.00 per share; C) number of shares to be issued: 225,000,000 H Shares [representing [i] approximately 10.98% of the total registered capital and approximately 39.61% of the H Shares in issue before the issue and [ii] approximately 9.89% of the total registered capital and approximately 28.37% of the total H Shares in issue after the issue] D) issue price: HKD 8.00 per share; E) Gross proceeds raised: HKD 1,800 million; net proceeds raised [after deduction of expenses for the issue]: approximately HKD 1,793 million; F) use of net proceeds: the proceeds raised from the Direct New Issue are proposed to be used on the following: [i] the research and development project on automobile accessories and electric vehicles; and [ii] general working capital and repayment of bank loans; G) Method of issue: direct issue and allotment to MidAmerican Energy [a subsidiary of Berkshire Hathaway Inc] or its wholly-owned subsidiary
			For	46000	0	0	0
3
Authorize the Board or a Director to the Direct New Issue, to deal with any matters or take any actions in connection with the Direct New Issue, including but not limited to the following: A) to execute any agreement, contract or other documents in connection with the Direct New Issue; B) to apply for and obtain the approvals for the direct new issue from the China Securities Regulatory Commission, the supervisory authorities on commerce and all other relevant governmental authorities, the approvals for the amendments to the Articles of Association of the Company from the supervisory authorities on commerce, the approval for the listing of and permission to deal in the shares to be issued under the Direct New Issue from the Stock Exchange, and to prepare, deal with and dispatch any related announcement, circular and all other documents as required by the Stock Exchange and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited; C) to agree to such amendments or waivers of matters in relation to the terms and conditions of the Subscription Agreement and the Direct New Issue as the Board or such Director considers to be in the interests of the Company and to execute other related supplemental agreement and legal documents; and D) to deal with the issue and allotment of 225,000,000 H Shares to MidAmerican Energy [or its wholly-owned subsidiary] pursuant to the Subscription Agreement
			For	46000	0	0	0
BYD CO LTD
Security:	Y1023R104			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1211 HK			Meeting Date:		03-Dec-2008
ISIN	CNE100000296			Vote Deadline Date:		24-Nov-2008
Agenda	701735447	Management		Total Ballot Shares:		46000
Last Vote Date:	26-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	"PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" FOR RESOLUTIONS 1 TO 3. THANK YOU."		None		Non Voting
2
Approve and ratify, (I) Strategic investment and subscription agreement and direct issue of foreign shares: the strategic investment and subscription Agreement (the "Subscription Agreement", a copy of which is produced to the EGM marked 'A' and signed by the Chairman of the Board of Directors of the Company [the Board] for the purpose of identification) entered into between the Company and MidAmerican Energy Holdings Company [MidAmerican Energy or the "Investor"] on 26 SEP 2008 in respect of the direct issue of overseas listed foreign shares [H Shares] by the Company to the Investor [the Direct New Issue]: authorization of Mr. Wang Chuan-fu, the Chairman of the Board to execute the Subscription Agreement and other related legal documents: the implementation of the Direct New Issue by the Company on and subject to the following principal terms and conditions as: A) type of shares to be issued: H Shares [listed on the Main Board of The Stock Exchange of Hong Kong Limited [the Stock Exchange]] B) Nominal value: nominal value of RMB 1.00 per share C) Number of shares to be issued: 225,000,000 H Shares (representing (i) approximately 10.98% of the total registered capital and approximately 39.61% of the H Shares in issue before the issue and (ii) approximately 9.89% of the total registered capital and approximately 28.37% of the total H Shares in issue after the issue) D) Issue price: HKD 8.00 per share E) Gross proceeds raised: HKD 1,800 million; net proceeds raised (after deduction of expenses for the issue): approximately HKD 1,793 million F) Use of net proceeds: the proceeds raised from the Direct New Issue are proposed to be used on the following: (i) the research and development project on automobile
			For	46000	0	0	0

accessories and electric vehicles; and (ii) general working capital and repayment of bank loans G) Method of issue: direct issue and allotment to MidAmerican Energy (a subsidiary of Berkshire Hathaway Inc.) or its wholly-owned subsidiary; (II) authorize the Board or a Director to deal with any matters or take any actions in connection with the Direct New Issue, including but not limited to the following: A) to execute any agreement, contract or other documents in connection with the Direct New Issue; B) to apply for and obtain the approvals for the Direct New Issue from the China Securities Regulatory Commission, the Supervisory authorities on commerce and all other relevant governmental authorities, approve the amendments to the Articles of Association of the Company [the Articles] from the supervisory authorities on commerce, the approval for the listing of and permission to deal in the shares to be issued under the Direct New Issue from the Stock Exchange, and to prepare, deal with and despatch any related announcement, circular and all other documents as required by the Stock Exchange and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited; C) to agree to such amendments or waivers of matters in relation to the terms and conditions of the Subscription Agreement and the Direct New Issue as the Board or such Director considers to be in the interests of the Company and to execute other related supplemental agreement and legal documents; and D) to deal with the issue and allotment of 225,000,000 H Shares to MidAmerican Energy (or its wholly-owned subsidiary) pursuant to the Subscription Agreement

3
Amend the Articles as specified in the circular of the Company dated 18 OCT 2008 (a copy of which is produced to the EGM marked B and signed by the Chairman of the Board for the purpose of identification) for the increase in the number of the Board Members from 6 to 7 and subject to completion of the Direct New Issue, for the increase in the registered capital of the Company from RMB 2,050,100,000 to RMB 2,275,100,000 and the number of Ordinary Shares of the Company from 2,050,100,000 shares to 2,275,100,000 shares, with effect upon completion of the Direct New Issue and obtaining of the approve the amendments from the Supervisory authorities on commerce
			For	46000	0	0	0
4	Appoint Mr. David L. Sokol as a Non-Executive Director of the Company with effect from the date on which the Direct New Issue is completed and governmental approval for the amendments to the Articles is obtained and for a term ending on the expiry of the term of office of the current Board (which falls on 10 JUN 2011) with a Director's fee of RMB 150,000 per year be approved and authorize the Board to execute any documents and do such acts as it considers necessary or expedient to effect the appointment of such new Director		For	46000	0	0	0
KAZMUNAIGAS EXPL & PRODTN JSC
Security:	48666V204			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	KMG LI			Meeting Date:		09-Dec-2008
ISIN	US48666V2043			Vote Deadline Date:		28-Nov-2008
Agenda	701761290	Management		Total Ballot Shares:		1100
Last Vote Date:	26-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Amend the Sections 3, 10, 12, 13, 17 of the Charter of the KazMunaiGas EP JSC as specified		For	1100	0	0	0
HYUNDAI MOBIS, SEOUL
Security:	Y3849A109			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	012330KS			Meeting Date:		17-Dec-2008
ISIN	KR7012330007			Vote Deadline Date:		05-Dec-2008
Agenda	701758142	Management		Total Ballot Shares:		400
Last Vote Date:	02-Dec-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.		None		Non Voting
2	Approve the Merger and Acquisition		For	400	0	0	0
3
PLEASE NOTE THAT THIS RESOLUTION CARRIES A DISSIDENT'S RIGHT. PURSUANT TO THE PROVISIONS OF THE COMMERCIAL ACT [ARTICLE 522-3] AND THE SECURITIES ACT [ARTICLE 191], IF A SHAREHOLDER WANTS TO OPPOSE THE RESOLUTION, THE SHAREHOLDER MUST SUBMIT HIS/HER OPPOSITION TO THE COMPANY BEFORE THE MEETING. HE/SHE MAY DEMAND IN WRITING THAT THE COMPANY PURCHASE HIS/HER SHARES, WITH THE CLASS AND NUMBER OF SUCH SHARES SPECIFIED IN THE WRITTEN DEMAND, WITHIN TWENTY DAYS AFTER THE GENERAL MEETING HAS ADOPTED THE RESOLUTION. THE COMPANY SHALL PURCHASE THE SHARES CONCERNED WITHIN ONE MONTH AFTER THE EXPIRATION OF THE PERIOD FOR DEMAND FOR PURCHASE. THANK YOU.
			None		Non Voting
4
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ADDITIONAL INFORMATION. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
PT BANK CENTRAL ASIA TBK
Security:	Y7123P138			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	BBCA IJ			Meeting Date:		18-Dec-2008
ISIN	ID1000109507			Vote Deadline Date:		11-Dec-2008
Agenda	701780151	Management		Total Ballot Shares:		96000
Last Vote Date:	18-Dec-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the acquisition proposal of PT Bank UIB by the Company		For	96000	0	0	0
2	Amend the Company's Articles of Association in line with the law No. 40 year 2007 on limited liability Companies and the Bapepam-Lk Rule No.IX.J on the principle of the Articles of Association of Company's that have conducted equity public offering and public Companies		For	96000	0	0	0
BANCO DO BRASIL SA BB BRASIL, BRASILIA
Security:	P11427112			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	BBAS3 BZ			Meeting Date:		23-Dec-2008
ISIN	BRBBASACNOR3			Vote Deadline Date:		19-Dec-2008
Agenda	701783183	Management		Total Ballot Shares:		16600
Last Vote Date:	24-Dec-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
2	Approve the acquisition by Banco Do Brasil S.A., of a Corporate shareholder interest equivalent to 76,262,912 million common shares in Banco Nossa Caixa S.A., corresponding to 71.25% of the total share capital and of the voting capital in the same proportion		For	16600	0	0	0
3	Ratify the Memorandum of understanding, accompanied by the valuation report on Banco Nossa Caixa S.A., under the terms of Article 256/1 of Law Number 6404/76 of 15 DEC 1976		For	16600	0	0	0
4	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST" IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE ALLOWED. THANK YOU.		None		Non Voting
YANZHOU COAL MNG CO LTD
Security:	Y97417102			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1171 HK			Meeting Date:		23-Dec-2008
ISIN	CNE1000004Q8			Vote Deadline Date:		12-Dec-2008
Agenda	701762153	Management		Total Ballot Shares:		158000
Last Vote Date:	18-Dec-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTIONS 1 TO 7. THANK YOU.		None		Non Voting
2
Approve and ratify the entering into of the Provision of Materials Supply Agreement between the Company and Yankuang Group Corporation Limited [the 'Parent Company'], as specified, and the continuing connected transactions contemplated thereunder together with the associated Proposed Annual Caps in respect of such transactions for each of the FY ending 31 DEC 2009 to 2011, details of which are more particularly described in the circular of the Company dated 07 NOV 2008 [the 'Circular'] [Capitalized terms used in this notice shall have the same meanings as defined in the Circular unless otherwise expressly defined herein], and authorize the Directors of the Company to do all such acts and things and to sign all documents and to take any steps which in their absolute discretion considered to be necessary, desirable or expedient for the purpose of implementing and/or giving effect to and the transactions contemplated under the Provision of Materials Supply Agreement
			For	158000	0	0	0
3	Approve and ratify the entering into of the Provision of Labour and Services Supply Agreement between the Company and the Parent Company, as specified, and the continuing connected transactions contemplated thereunder together with the associated Proposed Annual Caps in respect of such transactions for each of the FY ending 31 DEC 2009 to 2011, details of which are more particularly		For	158000	0	0	0

described in the Circular; authorize the Directors of the Company to do all such acts and things and to sign all documents and to take any steps which in their absolute discretion considered to be necessary, desirable or expedient for the purpose of implementing and/or giving effect to and the transactions contemplated under the Provision of Labour and Services Supply Agreement

4
Approve and ratify the entering into of the Provision of Insurance Fund Administrative Services Agreement between the Company and the Parent Company, as specified, and the continuing connected transactions contemplated thereunder together with the associated annual estimates in respect of such transactions for each of the FY ending 31 DEC 2009 to 2011, details of which are more particularly described in the Circular, and authorize the Directors of the Company to do all such acts and things and to sign all documents and to take any steps which in their absolute discretion considered to be necessary, desirable or expedient for the purpose of implementing and/or giving effect to and the transactions contemplated under the Provision of Insurance Fund Administrative Services Agreement
			For	158000	0	0	0
5
Approve and ratify the entering into of the Provision of Coal Products and Materials Agreement between the Company and the Parent Company, as specified, and the continuing connected transactions contemplated thereunder together with the associated Proposed Annual Caps in respect of such transactions for each of the FY ending 31 DEC 2009 to 2011, details of which are more particularly described in the Circular; authorize the Directors of the Company to do all such acts and things and to sign all documents and to take any steps which in their absolute discretion considered to be necessary, desirable or expedient for the purpose of implementing and/or giving effect to and the transactions contemplated under the Provision of Coal Products and Materials Agreement
			For	158000	0	0	0
6	Approve and ratify the entering into of the Provision of Electricity and Heat Agreement between the Company and the Parent Company, as specified, and the continuing connected transactions contemplated thereunder together with the associated Proposed Annual Caps in respect of such transactions for each of the FY ending 31 DEC 2008 to 2011, details of which are more particularly described in		For	158000	0	0	0

the Circular; and authorize the Directors of the Company to do all such acts and things and to sign all documents and to take any steps which in their absolute discretion considered to be necessary, desirable or expedient for the purpose of implementing and/or giving effect to and the transactions contemplated under the Provision of Electricity and Heat Agreement

7
Approve and ratify the terms of the Acquisition Agreement entered into between the Company and the Controlling Shareholders for the Acquisition, as specified, and all the transactions contemplated therein; and the execution of the Acquisition Agreement by the Directors of the Company and authorize the Directors of the Company [or any one of them] to do all such acts and things, to sign and execute all such further documents and to take such steps as the Directors of the Company (or any one of them) may in their absolute discretion consider necessary, appropriate, desirable or expedient to give effect to or in connection with the Acquisition Agreements or any of the transactions contemplated thereunder and all other matters incidental thereto; for the purpose of this resolution: 'Acquisition' means the acquisition of the 74% equity interest in Shandong Hua Ju Energy Company Limited by the Company from the Controlling Shareholder pursuant to the Acquisition Agreement; 'Acquisition Agreement' means the conditional agreement dated 24 OCT 2008 entered into between the Company and the Controlling Shareholder for the Acquisition; 'Controlling Shareholder' means , Yankuang Group Corporation Limited, a wholly State-owned corporation and a controlling shareholder of the Company holding approximately 52.86% of the total issued share capital of the Company
			For	158000	0	0	0
8	Approve the resolution in relation to the amendments to the Articles 63, 64, 66, 166, 171, 202, 218 and 219 of the Articles of Association of the Company and authorize the Board to do all such things as necessary in connection with such amendments as specified		For	158000	0	0	0
COMPANHIA VALE DO RIO DOCE
Security:	P2605D109			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	VALE5 BZ			Meeting Date:		29-Dec-2008
ISIN	BRVALEACNPA3			Vote Deadline Date:		24-Dec-2008
Agenda	701777332	Management		Total Ballot Shares:		8300
Last Vote Date:	24-Dec-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
			None		Non Voting
2	PLEASE NOTE THAT PREFERRED SHAREHOLDERS CAN VOTE ON ITEMS 1, 2, 3, 4, 6 AND 7 ONLY. THANK YOU.		None		Non Voting
3	Approve, the terms of the Articles 224 and 225 of Law number 6404/76, the protocol and justification of the merger of Mineracao Onca Puma S.A. a full subsidiary of Vale		For	8300	0	0	0
4	Ratify the appointment of Acal Consultoria E Auditoria S/S, the specialized Company hired to carry out the valuation of Mineracao Onca Puma S.A.		For	8300	0	0	0
5	Approve the respective valuation report prepared by the specialized Company		For	8300	0	0	0
6	Approve the merger, without an increase in capital and without the issuance of new shares, of Mineracao Onca Puma S.A. by Vale		For	8300	0	0	0
7
Ratify the nominations of full and alternate Members of the Board of Directors made at the meetings of that collegiate body held on 17 APR 2008 and 21 MAY 2008 under the terms of Article 11-10 of the Corporate By-Laws
			None		Non Voting
8	Amend Article 1 of the Corporate Bylaws to replace the expression CVRD by Vale to be consistent with the Company's new brand		For	8300	0	0	0
9	Amend the Articles 5 and 6 of the Corporate Bylaws to reflect the increase in capital ratified in the meetings of the Board of Directors held on 22 JUL 2008 and 05 AUG 2008		For	8300	0	0	0
10	PLEASE NOTE THAT VOTES IN FAVOR 'AND' AGAINST I N THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABS TAIN OR AGAINST AND/ OR ABSTAIN ARE ALLOWED. THANK YOU.		None		Non Voting
YANZHOU COAL MNG CO LTD
Security:	Y97417102			Meeting Type:		Class Meeting
Ticker:	1171 HK			Meeting Date:		23-Jan-2009
ISIN	CNE1000004Q8			Vote Deadline Date:		14-Jan-2009
Agenda	701777508	Management		Total Ballot Shares:		158000
Last Vote Date:	14-Jan-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION NUMBER 1. THANK YOU.		None		Non Voting
2
Approve, subject to the relevant period [as specified] during which the Board may exercise the power of the Company to repurchase the issued H Shares of the Company on the Hong Kong Stock Exchange, subject to and in accordance with all applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the PRC, the Hong Kong Stock Exchange or of any other governmental or regulatory body; the aggregate nominal value of H Shares of the Company authorized to be repurchased subject to the approval in paragraph (a) above during the relevant period shall not exceed 10% of the aggregate nominal value of the issued H Shares of the Company as at the date of the passing of this resolution; as the shareholders of the Company has given by way of a special resolution at the AGM held on 27 JUN 2008, such approval shall be conditional upon the passing of a special resolution in the same terms as the resolution as specified in this paragraph [except for this sub-paragraph (c)(i)] at the class meeting for holders of Domestic Shares of the Company to be held on Friday, 16 JAN 2009 [or on such adjourned date as may be applicable]; the approvals of the relevant PRC regulatory authorities as may be required by laws, rules and regulations of the PRC being obtained by the Company if appropriate; and the Company not being required by any of its creditors to repay or to provide guarantee in respect of any amount due to any of them [or if the Company is so required by any of its creditors, the Company having, in its absolute discretion, repaid or provided guarantee in respect of such amount] pursuant to the notification procedure as specified in Article 30 of the Articles of Association of the Company; authorize the Board
			For	158000	0	0	0

of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, Amend the Articles of Association of the Company as it thinks fit so as to reduce the registered share capital of the Company and to reflect the new capital structure of the Company upon the repurchase of H Shares of the Company as contemplated and for the purpose of this special resolution, [Authority expires the earlier of: the conclusion of the next AGM or 12 months]

3
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
BYD CO LTD
Security:	Y1023R104			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1211 HK			Meeting Date:		09-Mar-2009
ISIN	CNE100000296			Vote Deadline Date:		26-Feb-2009
Agenda	701802046	Management		Total Ballot Shares:		45500
Last Vote Date:	16-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Authorize the Company to issue medium-term notes [the Medium-Term Notes] in the People's Republic of China [PRC] on the terms as specified		For	45500	0	0	0
3
Authorize the Board of Directors [the Director(s)] of the Company or any 1 Director to generally and unconditionally deal with all matters relating to the issue of the Medium- Term Notes, the authorization shall include but not limited to: a) to decide the terms of the issue of the Medium-Term Notes, including but not limited to the principal amount, timing of the issue, the method of the issue, the interest rate and the method to determine the interest rate; b) to select and engage qualified professional intermediaries, including but not limited to selecting and engaging the underwriting institution(s), credit rating authority and legal counsel(s); c) to undergo all necessary negotiations, amend and execute all relevant Agreements and other necessary documents [including but not limited to the applications for approvals of the issue of the Medium-Term Notes, registration report, offering document, underwriting Agreement, all announcements and documents for necessary disclosure]; d) to apply for all necessary approvals and conduct all necessary filings and registrations in connection with the Medium-Term Notes, including but not limited to submitting application for registration to relevant authorities in the PRC in relation to issue of the Medium-Term Notes and making necessary amendments to the proposal on issue of the Medium-Term Notes in responses to any request from the relevant authorities in the PRC; and e) to take all necessary actions and deal with or make decisions of all matters relevant to the issue of the Medium-Term Notes
			For	45500	0	0	0
4
Authorize the Company to send or supply corporate communications [the Corporate Communications] to the holders of H shares of the Company [H Shareholder(s)] through the website of the Company provided that the following conditions have been satisfied: a) that each H Shareholder has been asked individually by the Company to agree that the Company may send or supply general Corporate Communications or specific Corporate Communications to him through its website; and b) the Company has not received any objection from such H Shareholder within a 28-day period beginning with the date on which the Company's request was sent; unless the request sent by the Company did not state clearly what the effect of a failure to respond would be or the request was sent less than 12 months after a previous request in respect of the same class of Corporate Communications, a H Shareholder in relation to whom the above conditions are met is taken to have agreed that the Company may send or supply Corporate Communications through its website
			For	45500	0	0	0
5	Authorize the Board of Directors [the Director(s)] of the Company [the Board] or any 1 Director to execute all such documents and/or do all such matters and take all such actions which the Board or the Director may deem necessary or expedient and in the interest of the Company for the purpose of effecting Corporate Communications to the H Shareholders through the Company's website		For	45500	0	0	0
ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE
Security:	Y9892H107			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	2899 HK			Meeting Date:		09-Mar-2009
ISIN	CNE100000502			Vote Deadline Date:		26-Feb-2009
Agenda	701801753	Management		Total Ballot Shares:		240000
Last Vote Date:	16-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the JV Agreement entered into between the Company and Minxi Xinghang State-owned Assets Investment Co., Ltd. on 08 JAN 2009 to form a Joint Venture temporarily named Zijin Copper Company Limited, to invest and build a copper refinery project with capacity of 200,000 tonnes per year		For	240000	0	0	0
2	Approve the provision of the financial guarantee by the Company to Zijin Copper Company Limited proportionally according to the above-mentioned JV Agreement and the respective interest in the Joint Venture with the yearly maximum amount proposed [the 'Proposed Annual Cap'] for 3 years [2009-2011] being RMB 900 millions		For	240000	0	0	0
3	Authorize the Company's Board of Directors to take all necessary, appropriate and discretionary actions in connection with, and for the implementation, and/or for giving the effect to the abovementioned Resolutions 1 and 2, including but not limited to take all necessary further actions, to deal with further registration procedures and to deal with all relevant procedures		For	240000	0	0	0
4
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
HYUNDAI STL CO
Security:	Y38383108			Meeting Type:		Annual General Meeting
Ticker:	004020KS			Meeting Date:		13-Mar-2009
ISIN	KR7004020004			Vote Deadline Date:		03-Mar-2009
Agenda	701805953	Management		Total Ballot Shares:		1800
Last Vote Date:	13-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.		None		Non Voting
2	Approve the financial statement		For	1800	0	0	0
3	Approve the partial amendment to Articles of Incorporation		For	1800	0	0	0
4	Elect the Directors		For	1800	0	0	0
5	Elect the outside Directors as a Auditor Committee Member		For	1800	0	0	0
6	Approve the limit of remuneration for Directors		For	1800	0	0	0
HYUNDAI MOBIS, SEOUL
Security:	Y3849A109			Meeting Type:		Annual General Meeting
Ticker:	012330KS			Meeting Date:		20-Mar-2009
ISIN	KR7012330007			Vote Deadline Date:		10-Mar-2009
Agenda	701824256	Management		Total Ballot Shares:		400
Last Vote Date:	13-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.		None		Non Voting
2	Approve the financial statements		For	400	0	0	0
3	Approve the change of the Articles of Incorporation		For	400	0	0	0
4	Elect the Director		For	400	0	0	0
5	Elect the Audit Committee Member		For	400	0	0	0
6	Approve the remuneration limit for the Director		For	400	0	0	0
USINAS SIDERURGICAS DE MINAS GERAIS S A -USIMINAS
Security:	P9632E125			Meeting Type:		Annual General Meeting
Ticker:	USIM3 BZ			Meeting Date:		25-Mar-2009
ISIN	BRUSIMACNOR3			Vote Deadline Date:		23-Mar-2009
Agenda	701841769	Management		Total Ballot Shares:		9700
Last Vote Date:	17-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
2	PLEASE NOTE THAT VOTES IN FAVOR AND AGAINST IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR ABSTAIN ARE ALLOWED. THANK YOU.		None		Non Voting
3
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INXS TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
			None		Non Voting
4	Approve to take knowledge of the Directors accounts, to examine, discuss and approve the Company's consolidated financial statements and the annual report for the FYE 31 DEC 2008		For	9700	0	0	0
5	Approve the allocation of the net profits for the FY and ratification of the early distribution of interest over capital, intermediate and complementary, and of dividends, as well the proposal for the capital budget for the year 2009		For	9700	0	0	0
6	Approve to set the total annual amount of remuneration of the Members of the Board of Directors		For	9700	0	0	0
7	Elect a full and alternate Member of the Board of Directors to serve the remainder of the term in office until the AGM for the year 2010, to replace Mr. Gabriel Stoliar and his respective alternate		For	9700	0	0	0
8	Elect the full and substitute members of the Finance Committee, and approve to set their remuneration		For	9700	0	0	0
CHINA CONSTR BK CORP
Security:	Y1397N101			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	939 BK			Meeting Date:		26-Mar-2009
ISIN	CNE1000002H1			Vote Deadline Date:		17-Mar-2009
Agenda	701810120	Management		Total Ballot Shares:		150000
Last Vote Date:	17-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to issue certain subordinated bonds on the specified terms and conditions, subject to approvals by the EGM, China Banking Regulatory Commission and the People's Bank of China; and authorize the Board of Directors, or sub-authorize the Senior Management, to deal with specific matters in relation to the issuance of the subordinated bonds		For	150000	0	0	0
2	Approve to supply corporate communications to the holders of H-shares by means of the Bank's own website		For	150000	0	0	0
3
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
BANCO DO BRASIL SA BB BRASIL, BRASILIA
Security:	P11427112			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	BBAS3 BZ			Meeting Date:		31-Mar-2009
ISIN	BRBBASACNOR3			Vote Deadline Date:		27-Mar-2009
Agenda	701847761	Management		Total Ballot Shares:		22900
Last Vote Date:	18-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
2	PLEASE NOTE THAT VOTES IN FAVOR 'AND' AGAINST IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE ALLOWED. THANK YOU.		None		Non Voting
3	Approve to increase the share capital of Banco Do Brasil S.A as a result of the corporate mergers of Banco Do Estado De Santa Catarina S.A BESC and BESC S.A Credito Imobiliario 'BESCRI'		For	22900	0	0	0
DRDGOLD LTD
Security:	S22362107			Meeting Type:		Ordinary General Meeting
Ticker:	DRD.SJ			Meeting Date:		31-Mar-2009
ISIN	ZAE000058723			Vote Deadline Date:		17-Mar-2009
Agenda	701835780	Management		Total Ballot Shares:		31000
Last Vote Date:	17-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve and ratify, subject to approval by a simple majority of the votes of DRDGOLD ordinary shareholders, other than Mintails Limited and its associates: the entering into an agreement relating to the acquisition of and the acquisition by East Rand Proprietary Mines Limited [ERPM], a wholly- owned subsidiary of DRDGOLD South African Operations [Pty] Limited, of a 15% interest in the Elsburg Gold Mining Joint Venture [Elsburg Joint Venture] from Mogale Gold [Pty] Limited [Mogale Gold], a wholly-owned subsidiary of Mintails Limited, for a cash consideration of ZAR 100 million; and the entering into and possible exercise by ERPM of an option to acquire a further 11.4% interest in the Elsburg Joint Venture for a cash consideration of ZAR 75,948,489 [the Elsburg option], on the terms and conditions as specified
			For	31000	0	0	0
2
Approve, subject to the passing of resolution 1, other than Mintails Limited and its associates, the acquisition by DRDGOLD Limited of a further 35% interest in the Elsburg Gold Mining Joint Venture [Elsburg Joint Venture] from Mogale Gold [Pty] Limited [Mogale Gold] for a cash consideration of ZAR 177 million; or should the option to acquire a further 11.4% interest in the Elsburg Joint Venture for a cash consideration of ZAR 75,948,489 already have been exercised, of a further 23.6% interest in the Elsburg Joint Venture from Mogale Gold for a cash consideration of ZAR 177 million, less ZAR 23,817,470 on the terms and conditions as specified
			For	31000	0	0	0
3	Authorize any Director of the Company, subject to the approval of resolutions 1 and 2, to do all such things and sign all such documents and take all such actions as he/she considers necessary to implement the resolutions set out in the notice of general meeting convened for the purposes of considering, inter alia, these resolutions		For	31000	0	0	0
4
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
PETROLEO BRASILEIRO SA PETROBRAS, RIO DE JANEIRO
Security:	P78331140			Meeting Type:		Annual General Meeting
Ticker:	PETR4 BZ			Meeting Date:		08-Apr-2009
ISIN	BRPETRACNPR6			Vote Deadline Date:		01-Apr-2009
Agenda	701849741	Management		Total Ballot Shares:		22450
Last Vote Date:	19-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
2	PLEASE NOTE THAT VOTES IN FAVOR 'AND' AGAINST IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR ABSTAIN ARE ALLOWED. THANK YOU.		None		Non Voting
3	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEMS IV AND VI. THANK YOU.		None		Non Voting
4
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
			None		Non Voting
5	The Board of Directors annual report, the financial statements and Finance Committee report relating to FY of 2008		None		Non Voting
6	Budget of capital, relative to the exercise 2009		None		Non Voting
7	Destination of the YE results of 2008		None		Non Voting
8	Elect the Members of the Board of Directors		For	22450	0	0	0
9	To elect the President of the Board of Directors		None		Non Voting
10	Elect the Members of the Finance Committee and respective substitutes		For	22450	0	0	0
11	To set the remuneration of the Directors and the full members of the Finance Committee as well as their share in profits, in the manner provided by Articles 41 and 56 of the Company ByLaws		None		Non Voting
COMPANHIA VALE DO RIO DOCE
Security:	P2605D109			Meeting Type:		Annual General Meeting
Ticker:	VALE5 BZ			Meeting Date:		16-Apr-2009
ISIN	BRVALEACNPA3			Vote Deadline Date:		14-Apr-2009
Agenda	701849777	Management		Total Ballot Shares:		14600
Last Vote Date:	19-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
2	PLEASE NOTE THAT VOTES IN FAVOR 'AND' AGAINST IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR ABSTAIN ARE ALLOWED. THANK YOU.		None		Non Voting
3
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
			None		Non Voting
4	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ALL ITEMS. THANK YOU.		None		Non Voting
5	Approve to examine, discuss and vote upon the Board of Directors annual report, the financial statements, relating to FYE 31 DEC 2008		For	14600	0	0	0
6	Approve the distribution of the fiscal years net profits and the budget of capital of the Company		For	14600	0	0	0
7	Elect the Members of the Board of Directors		For	14600	0	0	0
8	Elect the Members of the Finance Committee		For	14600	0	0	0
9	Approve to set the Directors and Finance Committees global remuneration		For	14600	0	0	0
COMPANHIA VALE DO RIO DOCE
Security:	P2605D109			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	VALE5 BZ			Meeting Date:		16-Apr-2009
ISIN	BRVALEACNPA3			Vote Deadline Date:		14-Apr-2009
Agenda	701849599	Management		Total Ballot Shares:		14600
Last Vote Date:	19-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
2	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST" IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE ALLOWED. THANK YOU		None		Non Voting
3	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ALL ITEMS. THANK YOU.		None		Non Voting
4	Approve the change of the corporate name of the Company to vale S.A., with the consequent amendment of Article 1 of the corporate Bylaws, which seeks to consolidate the new visual identity of the Company		For	14600	0	0	0
5	Amend the Article 5 of the corporate By Laws to reflect the capital increase ratified at the meetings of the Board of Directors held on 22 JUL 2008 and 05 AUG 2008		For	14600	0	0	0
PT INTERNATIONAL NICKEL INDONESIA TBK
Security:	Y39128148			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	INCO IJ			Meeting Date:		17-Apr-2009
ISIN	ID1000109309			Vote Deadline Date:		08-Apr-2009
Agenda	701879720	Management		Total Ballot Shares:		115500
Last Vote Date:	13-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the general meeting of receiving of short term credit facility revolving from Vale International SA up to USD 250,000,000.00 the transaction related material transaction		For	115500	0	0	0
2	Approve the independent shareholders of receiving of short term credit facility revolving from Vale International SA up to USD 250,000,000.00 as specified		For	115500	0	0	0
PT INTERNATIONAL NICKEL INDONESIA TBK
Security:	Y39128148			Meeting Type:		Annual General Meeting
Ticker:	INCO IJ			Meeting Date:		17-Apr-2009
ISIN	ID1000109309			Vote Deadline Date:		08-Apr-2009
Agenda	701873184	Management		Total Ballot Shares:		115500
Last Vote Date:	13-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the Board of Directors report		For	115500	0	0	0
2	Approve the Board of Commissioners report		For	115500	0	0	0
3	Approve and ratify the Company financial report for book year 2008		For	115500	0	0	0
4	Approve to utilize the net Company's profit for book year 2008		For	115500	0	0	0
5	Appoint the Board of Commissioners		For	115500	0	0	0
6	Appoint the Board of Directors		For	115500	0	0	0
7	Approve the remuneration for the Board of Commissioners		For	115500	0	0	0
8	Authorize the Board of Commissioners to determine salary and other remuneration for the Board of Directors		For	115500	0	0	0
9	Authorize the Board of Directors to appoint the Independent Public Accountant to Audit Company's books for book year 2009 and approve to determine their honorarium		For	115500	0	0	0
10	Other matter		None		Non Voting
HRVATSKE TELEKOMUNIKACIJE D D
Security:	X33722103			Meeting Type:		Annual General Meeting
Ticker:	HTRA CZ			Meeting Date:		21-Apr-2009
ISIN	HRHT00RA0005			Vote Deadline Date:		07-Apr-2009
Agenda	701838685	Management		Total Ballot Shares:		600
Last Vote Date:	13-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE A SECOND CALL ON 21 APR 2009 AT 15:30. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.
			None		Non Voting
2	Elect the Chairman of the Meeting		For	600	0	0	0
3	Approve the annual financial reports, consolidated annual financial reports of the T-HT group for 2008, annual financial report on Company's position and operations And T-HT group for business year 2008, Supervisory Board report on conducted supervision in 2008		For	600	0	0	0
4	Approve the use of profit		For	600	0	0	0
5	Approve to release the Management Board Members for 2008		For	600	0	0	0
6	Approve to release the Supervisory Board Members for 2008		For	600	0	0	0
7	Elect 2 Supervisory Board Members		For	600	0	0	0
8	Authorize the Management Board to acquire Company's shares		For	600	0	0	0
9	Approve to determine the fees for the Supervisory Board Members		For	600	0	0	0
10	Appoint the Auditors		For	600	0	0	0
11
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN LOCATION. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
BANCO DO BRASIL SA BB BRASIL, BRASILIA
Security:	P11427112			Meeting Type:		Ordinary General Meeting
Ticker:	BBAS3 BZ			Meeting Date:		23-Apr-2009
ISIN	BRBBASACNOR3			Vote Deadline Date:		16-Apr-2009
Agenda	701867814	Management		Total Ballot Shares:		22900
Last Vote Date:	13-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR ABSTAIN ARE ALLOWED. THANK YOU.		None		Non Voting
2
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
3
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED, IF INSTRUCTIONS TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
			None		Non Voting
4	Approve the Board of Directors financial statements, External Auditors and of the Finance Committee and documents opinion report relating to FYE 31 DEC 2008		For	22900	0	0	0
5	Approve to deliberate on the destination of the net income from the 2008 exercise and the dividends distribution		For	22900	0	0	0
6	Elect the Members of the Board of Auditors		For	22900	0	0	0
7	Approve to fix the remuneration of the Board of Auditors		For	22900	0	0	0
8	Elect the Members of the Board of Directors		For	22900	0	0	0
9	Approve to set the overall annual account of the remuneration of the Members of the Management bodies		For	22900	0	0	0
BANCO DO BRASIL SA BB BRASIL, BRASILIA
Security:	P11427112			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	BBAS3 BZ			Meeting Date:		23-Apr-2009
ISIN	BRBBASACNOR3			Vote Deadline Date:		16-Apr-2009
Agenda	701861711	Management		Total Ballot Shares:		22900
Last Vote Date:	13-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
2	PLEASE NOTE THAT VOTES IN FAVOR 'AND' AGAINST IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR ABSTAIN ARE ALLOWED. THANK YOU.		None		Non Voting
3	Approve to decide concerning the capitalization of the balance recorded in the expansion reserves and the issuance of new shares		For	22900	0	0	0
4	Amend the Article 7 of the Corporate Bylaws		For	22900	0	0	0
5	Amend the Corporate Bylaws		For	22900	0	0	0
FORJAS TAURUS SA
Security:	P42083116			Meeting Type:		Annual General Meeting
Ticker:	FJTA4 BZ			Meeting Date:		27-Apr-2009
ISIN	BRFJTAACNPR2			Vote Deadline Date:		20-Apr-2009
Agenda	701896384	Management		Total Ballot Shares:		34500
Last Vote Date:	13-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
2	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST" IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE ALLOWED. THANK YOU		None		Non Voting
3
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTION TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
			None		Non Voting
4	PLEASE NOTE THAT PREFERRED SHAREHOLDERS CAN VOTE ON ITEM 3 ONLY. THANK YOU.		None		Non Voting
5	To take knowledge of the Directors, accounts, to examine discuss and approve the Company's consolidated financial statements for the FYE 31 DEC 2008		None		Non Voting
6
To decide concerning the allocation of the net profits from the FY, especially concerning; the amount allocated to the legal reserves; the ratification of the distribution of interest on own capital, decided in a meeting of the Board of Directors held on 26 NOV 2008 paid from 16 MAR 2009, in the gross amount of BRL 19,047,600.00 corresponding to BRL 0.20 per common and preferred share, and for its imputation to the FYE; the amount allocated to the reserves for investments, based on the capital budget for the FY 2009, dated 22 DEC 2008, in accordance with the proposal contained in the report from the Board of Director's
			None		Non Voting
7	Elect the Members of the Finance Committee, ensuring the election of 1 Member and respective alternate, by the holders of preferred shares with no voting rights		For	34500	0	0	0
8	Elect the Members of the Finance Committee, ensuring the election of 1 Member and respective alternate, by the minority shareholders, so long as they represent, together, 10 % or more of the shares with voting rights		For	34500	0	0	0
9	To set the global remuneration of the Board of Directors and the Members of the Finance Committee		None		Non Voting
FERTILIZANTES FOSFATADOS SA-FOSFERTIL
Security:	P39589117			Meeting Type:		Annual General Meeting
Ticker:	FFTL4 BZ			Meeting Date:		28-Apr-2009
ISIN	BRFFTLACNPR7			Vote Deadline Date:		21-Apr-2009
Agenda	701896360	Management		Total Ballot Shares:		9100
Last Vote Date:	13-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
2
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
			None		Non Voting
3	PLEASE NOTE THAT VOTES IN FAVOR 'AND' AGAINST IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR ABSTAIN ARE ALLOWED. THANK YOU.		None		Non Voting
4	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEM III ONLY. THANK YOU.		None		Non Voting
5	To examine, discuss and vote upon the Board of Directors annual report, the financial statements and Independent Auditors report relating to FYE 31 DEC 2008		None		Non Voting
6	To set the capital budget the Company, as well the allocation of the net profit and the distribution of dividends for the FYE on 31 DEC 2008		None		Non Voting
7	Elect the Members of the Board of Directors, and their respective substitutes		For	9100	0	0	0
8	To set the total annual remuneration for the Members of the Board of Directors		None		Non Voting
CENTRAIS ELETRICAS BRASILEIRAS SA-ELETROBRAS, BRAS
Security:	P22854106			Meeting Type:		Annual General Meeting
Ticker:	ELET6 BZ			Meeting Date:		30-Apr-2009
ISIN	BRELETACNPB7			Vote Deadline Date:		22-Apr-2009
Agenda	701877271	Management		Total Ballot Shares:		4500
Last Vote Date:	13-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
2	PLEASE NOTE THAT PREFERRED SHAREHOLDERS CAN VOTE ON RESOLUTIONS 4 AND 5 ONLY. THANK YOU.		None		Non Voting
3	"PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST" IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE ALLOWED. THANK YOU."		None		Non Voting
4
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
			None		Non Voting
5	To examine, discuss and vote upon the Board of Directors annual report, the financial statements and Finance Committee report relating to FYE 31 DEC 2008		None		Non Voting
6	To approve the proposal for the capital budget for the year 2009		None		Non Voting
7	Destination of the year-end results and to distribute dividends		None		Non Voting
8	Elect the Members of the Board of Directors; [Under the terms of the applicable legislation, cumulative voting can be adopted for this item]		For	4500	0	0	0
9	Elect the Members of the Finance Committee and respective Substitutes		For	4500	0	0	0
10	To set the global remuneration of the Board of Directors, Finance Committee and the Executive Directors		None		Non Voting
11	To decide on the newspapers in which Company financial statements will be published		None		Non Voting
MTN GROUP LTD
Security:	S8039R108			Meeting Type:		Ordinary General Meeting
Ticker:	MTN SJ			Meeting Date:		05-May-2009
ISIN	ZAE000042164			Vote Deadline Date:		28-Apr-2009
Agenda	701891029	Management		Total Ballot Shares:		12500
Last Vote Date:	13-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve that, subject to this resolution being passed in accordance with the Listings Requirements of the JSE Limited [Listings Requirements], the entry into and, subject to the passing and registration [if applicable] of Resolution S.1, S.2, O.2 and O.3, which are proposed hereafter, implementation by the Company of the following agreements tabled at the General Meeting and the transactions described therein are approved: the B Preference Shares Acquisition Agreement concluded between the Company and the Government Employees Pension Fund [GEPI on 26 MAR 2009 [B Preference Acquisition Agreement] pursuant to which, inter alia, the Company will acquire the 214,300 cumulative redeemable "B" preference shares [B Redeemable Preference] and the 1 redeemable "B" participating preference share [B Participating Preference] [collectively hereinafter referred to as the "B Preference] held by GFPF in the issued share capital of Newshelf 664 [Proprietary] Limited through the issue of 111,469,352 ordinary shares of 0,01 cents in the issued share capital of MTN [MTN Shares] and the payment in cash of ZAR 387,099,065 [plus interest] to Public Investment Corporation Limited PIC] in its capacity as duly authorized agent of the GEPP; the B Preference Shares Redemption Agreement concluded between the Company and Newshelf on 26 MAR 2009 [B Preference Redemption Agreement] pursuant to which, inter a Newshelf will redeem the B Preference; the Newshelf Acquisition Agreement concluded between the Company, GEPF and Newshelf on 26 MAR 2009 [Newshelf Acquisition Agreement] pursuant to which, inter alia, the Company will acquire an option to purchase for ZAR 1,00 the entire issued ordinary share capital of Newshelf  from the trustees of the Alpine Trust [AT] [Option], the Company will exercise the Option and the Company will settle the outstanding obligations of Newehelf to GEPF under the Bridging Facility Agreement concluded
			For	12500	0	0	0

between GEPF, Newshelf and at on 31 AUG 2007 [as amended] in part for cash and in part through the issue of 102,397,546 MTN Shares to PIC in its capacity as duly authorized agent of GEPF; the MTN Share Repurchase Agreement concluded between the Company and Newshelf on26 MAR 2009 [Repurchase Agreement] pursuant to which, inter ails, the Company will repurchase 243,500,011 MTN Shares from Newshelf in part from share capital and premium and in past from profits available for distribution; and the Implementation Agreement concluded between the Company, Newshelf, GEPF and at on 26 MAR 2009 [Implementation Agreement] pursuant to which inter alia the implementation of the B Preference Acquisition Agreement, B Preference Redemption Agreement, Newshelf Acquisition Agreement and Repurchase Agreement are regulated and the Option is exercised by MTN, [the B Preference Acquisition Agreement, the B Preference Redemption Agreement, the Newshelf Equity Acquisition Agreement, the Repurchase Agreement and the Implementation Agreement being the Transaction Agreements]

2
Approve that, subject to this resolution being passed in accordance with the Listings Requirements and the passing and registration [if applicable] of Resolution O.1, S.2, O.2 and O.3,and authorize the Board of Directors of the Company, as a specific authority, to purchase, in part from share capital and premium [in an aggregate amount of ZAR 381,966,783] and in part from profits available for distribution, the 243,500,011 MTN Shares held by Newshelf pursuant to, and on the terms and conditions of, the Repurchase Agreement [read with the Implementation Agreement] and in accordance with section 95 of the Companies Act, [Act 61 of 1973], 1973, as amended [Companies Act] and the relevant provisions of the Listings Requirements
			For	12500	0	0	0
3	Approve that, in terms of Section 38[2A][b] of the Companies Act, and subject to this resolution being passed in accordance with the Listings Requirements and to the passing and registration [if applicable] of Resolution O.1, S.1, O.2 and O.3, the Company hereby sanctions, to the extent required, any financial assistance given or construed to be given by the Company to Newshelf in respect of the transactions set out in the Transaction Agreements		For	12500	0	0	0
4	Approve that, subject to this resolution being passed in accordance with the provisions of the Listings Requirements, and subject to the passing and registration [if applicable] of Resolution O.1, S.1, S.2 and O.3, 213,866,898 MTN Shares be and are placed under the control of the Directors to allot and issue for cash to PIC pursuant to, and on the terms and conditions of, the B Preference Acquisition Agreement and the Newshelf Acquisition Agreement		For	12500	0	0	0
5	Approve that, subject to this resolution being passed in accordance with the Listings Requirements and to the passing and registration [if applicable] of Resolution O.1, S.1, S.2 and O.2, and authorize any 1 Director of the Company, on behalf of the Company, to do or cause all such things to be done, to sign all such documentation as may be necessary to give effect to and implement all of the resolutions contained in this notice of general meeting, as well as all the transactions described in Resolution O.1		For	12500	0	0	0
6
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
OJSC POLYUS GOLD
Security:	678129107			Meeting Type:		Annual General Meeting
Ticker:	PLZL LI			Meeting Date:		15-May-2009
ISIN	US6781291074			Vote Deadline Date:		04-May-2009
Agenda	701934552	Management		Total Ballot Shares:		9500
Last Vote Date:	22-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 554586 DUE TO RECEIPT OF DIRECTOR NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
			None		Non Voting
2	Approve the 2008 annual report of OJSC Polyus Gold, the 2008 RAS financial statements of OJSC Polyus Gold, including profit and loss statement		For	0	0	0	9500
3	Approve the distribution of profits and losses of OJSC Polyus Gold for 2008, including dividend payment on shares in OJSC Polyus Gold for 2008		For	0	0	0	9500
4
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETING. PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTIONS. THANK YOU.
			None		Non Voting
5	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Mr. Anton Averin as a Director		Against	0	0	0	9500
6	Elect Mr. Robert Buchan as a Director		For	0	0	0	9500
7	Elect Ms. Valery N. Braiko as a Director		For	0	0	0	9500
8	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Mr. Pavel S. Grachev as a Director		Against	0	0	0	9500
9	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Mr. Eduard V. Eremyan as a Director		Against	0	0	0	9500
10	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Ms. Marianna A. Zakharova as a Director		Against	0	0	0	9500
11	Elect Mr. Evgeny I. Ivanov as a Director		For	0	0	0	9500
12	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Mr. Andrey V. Lebedev as a Director		Against	0	0	0	9500
13	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Mr. Oleg Yu. Lipatov as a Director		Against	0	0	0	9500
14	Elect Mr. Lord Patrick Gillford as a Director		For	0	0	0	9500
15	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Mr. Alexander I. Mosionzhik as a Director		Against	0	0	0	9500
16	Elect Mr. Mikhail D. Prokhorov as a Director		For	0	0	0	9500
17	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Mr. Andrey M. Rodionov as a Director		Against	0	0	0	9500
18	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Mr. Alexander Yu. Romanov as a Director		Against	0	0	0	9500
19	Elect Ms. Valeriy V. Rudakov as a Director		For	0	0	0	9500
20	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Ms. Zumrud H. Rustamova as a Director		Against	0	0	0	9500
21	Elect Ms. Ekaterina M. Salnikova as a Director		For	0	0	0	9500
22	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Ms. Valery V. Senko as a Director		Against	0	0	0	9500
23	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Mr. Maxim V. Finskiy as a Director		Against	0	0	0	9500
24	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Mr. Anton V. Cherny as a Director		Against	0	0	0	9500
25	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Mr. Christophe Francois Charlier as a Director		Against	0	0	0	9500
26
PLEASE NOTE THAT ALTHOUGH THERE ARE 07 CANDIDATES TO BE ELECTED AS MEMBERS OF THE AUDIT COMMISSION, THERE ARE ONLY 05 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING. THE STANDING INSTRUCTIONS FOR THIS MEETING WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE REQUIRED TO VOTE FOR ONLY 05 OF THE 07 MEMBERS. THANK YOU.
			None		Non Voting
27	Elect Mr. Andrey A. Zaitsev as a Member of Audit Commission		For	0	0	0	9500
28	Elect Mr. Mikhail Yu. Zatsepin as a Member of Audit Commission		For	0	0	0	9500
29	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Mr. Dmitry A. Mayorov as a Member of Audit Commission		Against	0	0	0	9500
30	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: elect Mr. Georgiy E. Svanidze as a Member of Audit Commission		Against	0	0	0	9500
31	Elect Ms. Olga Yu. Rompel as a Member of Audit Commission		For	0	0	0	9500
32	Elect Mr. Oleg E. Cherney as a Member of Audit Commission		For	0	0	0	9500
33	Elect Mr. Alexey S. Shaimardanov as a Member of Audit Commission		For	0	0	0	9500
34	Approve LLC Rosexpertiza as the Company's RAS Auditor of OJSC Polyus Gold for 2009		For	0	0	0	9500
35	Approve to determine the value [insurance premium] of liability insurance for the Members of the Board of Directors of OJSC Polyus Gold with a total limit of liability not exceeding USD 50,000,000 in the amount not exceeding USD 300,000		For	0	0	0	9500
36	Approve the Directors' and Officers' liability insurance for the Members of the Board of Directors of OJSC Polyus Gold, being a related party transaction with all the Members of the Board of Director as beneficiary parties with a Russian Insurance Company for a term of 1 year, with a total limit of liability not exceeding USD 50,000,000 and insurance premium not exceeding USD 300,000		For	0	0	0	9500
37	Approve the remuneration and reimbursement of expenses of the Members of the Board of Directors of OJSC Polyus Gold, as specified		For	0	0	0	9500
38	Approve the participation of OJSC Polyus Gold in the non- profit organization All Russia Intersectoral Association of Employers Producers of Nickel and Precious Metals by joining it as a Member		For	0	0	0	9500
ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
Security:	Y988A6104			Meeting Type:		Class Meeting
Ticker:	1818 HK			Meeting Date:		15-May-2009
ISIN	CNE1000004R6			Vote Deadline Date:		06-May-2009
Agenda	701862004	Management		Total Ballot Shares:		36500
Last Vote Date:	20-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2
Authorize the Board of Directors of the Company [the Board] granted an unconditional general mandate to issue, allot and deal with additional Shares in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the following terms: such mandate shall not extend beyond the relevant period save that the Board may during the relevant period make or grant offers, agreements or options which might require the exercise of such powers after the end of the relevant period; the number of shares allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the Board shall not exceed 20% of each class of the existing issued domestic shares and H Shares as at the date of passing this resolution, being 87,434,600 H Shares and 204,051,400 domestic shares; and the Board will only exercise its power under such mandate in accordance with the Company Law of the PRC and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [as amended from time to time] and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC government authorities are obtained; [Authority expires earlier at the conclusion of next AGM of the Company or 12-month period]; and to issue shares pursuant to specified of this resolution, execute and do or procure to be executed and done, all such documents, deeds and things as it may consider relevant in connection with the issue of such new shares including, but not limited to, determining the time and place of issue, making all necessary applications to the relevant authorities and entering into an underwriting agreement [or any other
			For	36500	0	0	0

agreement], to determine the use of proceeds and to make all necessary filings and registrations with the relevant PRC, Hong Kong and other authorities, and to make such amendments to the Articles of Association as it thinks fit so as to reflect the increase in registered capital of the Company and to reflect the new share capital structure of the Company under the intended allotment and issue of the shares of the Company pursuant to the resolution under specified of this resolution

3
Authorize the Board of the Company, subject to this Resolution, to repurchase the H Shares in issue of the Company on the Hong Kong Stock Exchange during the relevant period [as specified], subject to and in accordance with all applicable Laws, rules and regulations and/or requirements of the PRC, the Hong Kong Stock Exchange or any other governmental or regulatory bodies; authorize the Company to aggregate nominal value of H Shares of the Company to be repurchased subject to the approval in above during the relevant period shall not exceed 10% of the aggregate nominal value of the H Shares in issue of the Company as at the date of the passing of this resolution; and be conditional upon: the passing of a Special Resolution at the 2008 AGM of the Company [the AGM] to be held on 15 MAY 2009 with the same terms [except for this Resolution] as the resolutions passed at a H Shares Class Meeting and at a Domestic Shares Class Meeting to be convened separately for such purpose; the approval of the relevant PRC regulatory authorities as may be required by Laws, rules and regulations of the PRC being obtained by the Company; and the Company not being required by any of its creditors to repay or to provide guarantee in respect of any amount due to any of them [or if the Company is so required by any of its creditors, the Company having, in its absolute discretion, repaid or provided guarantee in respect of such amount] pursuant to the notification procedure set out in Article 4.2 of the Articles of Association of the Company; subject to approval of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted to: make such amendments to the Articles of Association of the Company accordingly as it thinks fit so as to reduce the registered share capital of the Company and to reflect the new capital structure of the Company upon the repurchase of H Shares of the Company as contemplated; and file the amended Articles of Association of the Company with the relevant governmental authorities of the PRC; Conditional upon: the special
			For	36500	0	0	0

resolutions relating to the general mandate for the issue of additional Shares; the special resolution for the grant of a general mandate to repurchase shares at the AGM; and the special resolutions as set out in the notices of H Shares Class Meeting and Domestic Shares Class Meeting respectively being passed, the aggregate nominal amount of H Shares of the Company which may be repurchased by the Company subject to the authority of the Directors granted under the special resolutions pursuant to the AGM, the H Shares Class Meeting and the Domestic Shares Class Meeting shall be added to the aggregate nominal amount of share capital that may be allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to Special Resolution 1

ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
Security:	Y988A6104			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1818 HK			Meeting Date:		15-May-2009
ISIN	CNE1000004R6			Vote Deadline Date:		06-May-2009
Agenda	701861886	Management		Total Ballot Shares:		36500
Last Vote Date:	20-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ABOVE RESOLUTION. THANK YOU.		None		Non Voting
2
Approve and ratify the entering into of the framework agreement dated 05 MAR 2009 [the Framework Agreement] between the Company and Shandong Zhaojin Group Company Limited [Shandong Zhaojin] in relation to the sale of silver by the Company and its subsidiaries to Shandong Zhaojin and its subsidiaries, and the continuing connected transactions contemplated thereunder, and the maximum annual caps in respect of such transactions with an amount of RMB 77 million for the FYE 31 DEC 2009, RMB 85 million for the FYE 31 DEC 2010 and RMB 94 million for the FYE 31 DEC 2011; authorize the Directors of the Company to do all such acts and things and to sign all such documents and to take all such steps on behalf of the Company which in his/her opinion considered to be necessary, desirable or expedient for the purpose of implementing and/or giving effect to the transactions contemplated under the Framework Agreement
			For	36500	0	0	0
ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
Security:	Y988A6104			Meeting Type:		Annual General Meeting
Ticker:	1818 HK			Meeting Date:		15-May-2009
ISIN	CNE1000004R6			Vote Deadline Date:		07-May-2009
Agenda	701862763	Management		Total Ballot Shares:		36500
Last Vote Date:	20-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''FOR" OR "AGAINST" ONLY FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive the report of the Board of Directors [Board] of the Company for the YE 31 DEC 2008		For	36500	0	0	0
3	Receive the report of the Supervisory Committee of the Company for the YE 31 DEC 2008		For	36500	0	0	0
4	Approve the Audited financial report of the Company for the YE 31 DEC 2008		For	36500	0	0	0
5	Approve the declaration and payment of final dividends for the YE 31 DEC 2008		For	36500	0	0	0
6	Re-appoint Ernst & Young and Shulun Pan Certified Public Accountants Co., Ltd. as the international and PRC Auditors of the Company for the year ending 31 DEC 2009, and authorize the Board to determine their respective remuneration		For	36500	0	0	0
7
Authorize the Board of Directors of the Company [the Board] in accordance with the Company of the PRC and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [as amended from time to time] and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC government authorities are obtained, to issue, allot and deal with additional Shares in the share capital of the Company and to make or grant offers, agreements and options during and after the relevant period, not exceeding 20% of each class of the existing issued Domestic Shares and H Shares as at the date of passing this resolution, being 87,434,600 H Shares and 204,051,400 Domestic Shares; [Authority expires the earlier of the conclusion of the next AGM of the Company following the passing of this resolution or 12 months following the passing of this resolution]; authorize the Board, contingent on the Board's
			For	36500	0	0	0

resolving to issue shares pursuant to this resolution, to approve, execute and do or procure to be executed and done, all such documents, deeds and things as it may consider relevant in connection with the issue of such new shares including, but not limited to, determining the time and place of issue, making all necessary applications to the relevant authorities and entering into an underwriting agreement [or any other agreement], to determine the use of proceeds and to make all necessary filings and registrations with the relevant PRC, Hong Kong and other authorities, and to make such amendments to the Articles of Association as it thinks fit so as to reflect the increase in registered capital of the Company and to reflect the new share capital structure of the Company under the intended allotment and issue of the shares of the Company pursuant to the resolution

8
Authorize the Board to repurchase the H Shares in issue of the Company on the Hong Kong Stock Exchange during the Relevant Period, subject to and in accordance with all applicable laws, rules and regulations and/or requirements of the PRC, the Hong Kong Stock Exchange or any other governmental or regulatory bodies, not exceeding 10% of the aggregate nominal value of the H Shares in issue of the Company as at the date of the passing of this resolution; the above approval shall be conditional upon the passing of a special resolution at the AGM of the Company to be held on 15 MAY 2009 with the same terms [with specified exceptions] as the resolutions passed at a H Shares Class Meeting and at a Domestic Shares Class Meeting to be convened separately for such purpose; the relevant PRC regulatory authorities as may be required by laws, rules and regulations of the PRC being obtained by the Company; and the Company not being required by any of its creditors to repay or to provide guarantee in respect of any amount due to any of them [or if the Company is so required by any of its creditors, the Company having, in its absolute discretion, repaid or provided guarantee in respect of such amount] pursuant to the notification procedure set out in Article 4.2 of the Articles of Association of the Company; authorize the Board, subject to approval of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted to: make such amendments to the Articles of Association of the Company accordingly as it thinks fit so as to reduce the registered share capital of the Company and to reflect the new capital structure of the Company upon the repurchase of H Shares of the Company as contemplated in
			For	36500	0	0	0

this resolution above; and file the amended Articles of Association of the Company with the relevant governmental authorities of the PRC; approve, conditional upon the special resolutions: i) relating to the general mandate for the issue of additional Shares; ii) the special resolution for the grant of a general mandate to repurchase shares at the AGM; and (iii) the special resolutions as set out in the notices of H Shares Class Meeting and Domestic Shares Class Meeting respectively being passed, to add the aggregate nominal amount of H Shares of the Company which may be repurchased by the Company subject to the authority of the Directors granted under the special resolutions pursuant to the AGM, the H Shares Class Meeting and the Domestic Shares Class Meeting to the aggregate nominal amount of share capital that may be allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to the Special Resolution 1 above

9	Amend Article 3.5 of the Articles of Association as specified		For	36500	0	0	0
10	Amend Article 8.9 of the Articles of Association as specified		For	36500	0	0	0
11
Approve the specified issue of Corporate Bonds in the PRC as specified [subject to the approval of the CSRC and the specified conditions of the bonds market in the PRC] and approve the specified measures to secure the repayment of the Corporate Bonds, in the occurrence of an event of the expected inability to repay principles and interests of the Corporate Bonds as scheduled or inability to repay principles and interest of the Corporate Bonds when they become due, according to applicable law; authorize the Board to deal with all matters in connection with the issue of the Corporate Bonds in the PRC, including but not limited to the following: i) so far as permitted by laws and regulations, confirm the specific plan for the issue of the Corporate Bonds and make amendments and adjustments to the terms of the issue according to the conditions of the market and the Company, including but not limited to the timing of issue, specific issue size, issue price, maturity, issue in tranches and their respective size and maturity, coupon rate and method of determination, conditions for redemption or repurchase, credit rating arrangements, guarantees, the arrangement for actual placing and the place of listing, and other terms of the bonds and all other matters relating to the issue of the Corporate Bonds; ii) take all necessary and ancillary actions relating to the issue of the Corporate Bonds, including but not limited to appointing intermediaries
			For	36500	0	0	0

for the proposed issue of the Corporate Bonds, making underwriting arrangements and lodging the application to the relevant PRC regulatory authorities for the issue of the Corporate Bonds, obtaining the approval(s) from the relevant PRC regulatory authorities, appointing a trustee for the proposed issue of the Corporate Bonds, executing trust and custodian agreements and stipulating rules for bondholders' meeting and arranging for other issues and liquidity matters; iii) take all necessary actions to determine and make arrangements for all matters relating to the proposed issue and listing of the Corporate Bonds, including negotiating, approving, authorizing, executing, amending and completing the relevant legal documents, agreements, contracts relating to the issue and listing of the Corporate Bonds and make appropriate disclosure, and to approve, confirm and ratify any actions taken by the Board for the foregoing matters; iv) should there be and changes of the polices of the PRC regulatory authorities in relation to the issue of the Corporate Bonds or in the market conditions, save for those matters subject to the resolutions by the Shareholders in general meetings as stipulated by the relevant laws, regulations and the Articles of Association, to amend the specific plan for the issue of the Corporate Bonds based on the feedback [if any] from the relevant PRC regulatory authorities or to exercise discretion to delay or suspend the issue of the Corporate Bonds; v) deal with any matters relating to the issue and listing of the Corporate Bonds pursuant to the relevant rules of the relevant domestic stock exchange(s); and take all actions deemed by the Board necessary relating to the issue of and listing of the Corporate Bonds; and vi) the delegation of its power and authority of the Board to Mr. Lu Dongshang, the Chairman, and Mr. Wang Peifu, the Director, for dealing with the above mentioned matters; authority of the Board to deal with the above matters will take effect from the date of the passing of such resolution at the AGM

CHINA MOBILE LTD
Security:	Y14965100			Meeting Type:		Annual General Meeting
Ticker:	941 HK			Meeting Date:		19-May-2009
ISIN	HK0941009539			Vote Deadline Date:		07-May-2009
Agenda	701878401	Management		Total Ballot Shares:		0
Last Vote Date:	20-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.THANK YOU.		None		Non Voting
2	Receive the audited financial statements and the reports of the Directors and the Auditors of the Company and its subsidiaries for the YE 31 DEC 2008		For	0	0	0	0
3	Declare a final dividend for the YE 31 DEC 2008		For	0	0	0	0
4	Re-elect Mr. Wang Jianzhou as a Director		For	0	0	0	0
5	Re-elect Mr. Zhang Chunjiang as a Director		For	0	0	0	0
6	Re-elect Mr. Sha Yuejia as a Director		For	0	0	0	0
7	Re-elect Mr. Liu Aili as a Director		For	0	0	0	0
8	Re-elect Mr. Xu Long as a Director		For	0	0	0	0
9	Re-elect Mr. Moses Cheng Mo Chi as a Director		For	0	0	0	0
10	Re-elect Mr. Nicholas Jonathan Read as a Director		For	0	0	0	0
11	Re-appoint Messrs. KPMG as the Auditors and to authorize the Directors to fix their remuneration		For	0	0	0	0
12
Authorize the Directors during the relevant period of all the powers of the Company to purchase shares of HKD 0.10 each in the capital of the Company including any form of depositary receipt representing the right to receive such shares [Shares]; and the aggregate nominal amount of shares which may be purchased on The Stock Exchange of Hong Kong Limited or any other stock exchange on which securities of the Company may be listed and which is recognized for this purpose by the Securities and Futures Commission of Hong Kong and The Stock Exchange of Hong Kong Limited shall not exceed or represent more than
			For	0	0	0	0

10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the meeting or the expiration of period within which the next AGM of the Company is required by law to be held]

13
Authorize the Directors to exercise full powers of the Company to allot, issue and deal with additional shares in the Company [including the making and granting of offers, agreements and options which might require shares to be allotted, whether during the continuance of such mandate or thereafter] provided that, otherwise than pursuant to (i) a rights issue where shares are offered to shareholders on a fixed record date in proportion to their then holdings of shares; (ii) the exercise of options granted under any share option scheme adopted by the Company; (iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend in accordance with the Articles of Association of the Company, the aggregate nominal amount of the shares allotted shall not exceed the aggregate of: (a) 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, plus (b) [if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company] the nominal amount of the share capital of the Company repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution]; [Authority expires earlier at the conclusion of the next AGM of the meeting or the expiration of period within which the next AGM of the Company is required by law to be held]
			For	0	0	0	0
14	Authorize the Directors of the Company to exercise the powers of the Company referred to in the resolution as specified in item 6 in the notice of this meeting in respect of the share capital of the Company as specified		For	0	0	0	0
COMPANHIA VALE DO RIO DOCE
Security:	P2605D109			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	VALE5 BZ			Meeting Date:		22-May-2009
ISIN	BRVALEACNPA3			Vote Deadline Date:		15-May-2009
Agenda	701950378	Management		Total Ballot Shares:		14600
Last Vote Date:	20-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 566687 DUE TO CHANGE IN VOTING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
			None		Non Voting
2
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
3	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST" IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE ALLOWED. THANK YOU		None		Non Voting
4	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ALL ITEMS. THANK YOU.		None		Non Voting
5	Approve to change the corporate name of the Company to Vale S.A., with the consequent amendment of Article 1 of the Corporate Bylaws, which seeks to consolidate the new visual identity of the Company		For	14600	0	0	0
6	Amend the Article 5th of the Corporate Bylaws to reflect the capital increase ratified at the meetings of the Board of Directors held on 22 JUL 2008 and 05 AUG 2008		For	14600	0	0	0
HYUNDAI MOBIS, SEOUL
Security:	Y3849A109			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	012330KS			Meeting Date:		22-May-2009
ISIN	KR7012330007			Vote Deadline Date:		11-May-2009
Agenda	701884163	Management		Total Ballot Shares:		400
Last Vote Date:	20-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.		None		Non Voting
2	Approve the merger contract of Hyundai autonet and acquisition		For	400	0	0	0
CHINA TELECOM CORP LTD
Security:	Y1505D102			Meeting Type:		Annual General Meeting
Ticker:	728 HK			Meeting Date:		26-May-2009
ISIN	CNE1000002V2			Vote Deadline Date:		15-May-2009
Agenda	701902149	Management		Total Ballot Shares:		516000
Last Vote Date:	20-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Approve the consolidated financial statements of the Company, the report of the Board of Directors, the report of the Supervisory Committee and the report of the International Auditor for the YE 31 DEC 2008 and authorize the Board of Directors [the Board] to prepare the budget of the Company for year 2008		For	516000	0	0	0
3	Approve the profit distribution and the declaration and payment of a final dividend for the YE 31 DEC 2008		For	516000	0	0	0
4	Re-appoint KPMG and KPMG Huazhen as the International Auditor and Domestic Auditor of the Company respectively for the year ending 31 DEC 2009 and authorize the Board to fix the remuneration of the Auditors		For	516000	0	0	0
5	Authorize the Board of Directors of the Company to issue debentures denominated in local or foreign currencies, in 1 or more tranches, including, but not limited to, short-term commercial paper, medium term note, company bonds, corporate debts, convertible bonds, asset securitization products and asset-backed notes, from the date of this meeting until the date on which the AGM of the Company for the year 2009 is held, with a maximum outstanding repayment amount RMB 90 billion		For	516000	0	0	0
6	Authorize the Board of Directors of the Company or any 2 or more Directors of the Company duly authorized by the Board of Directors, taking into account the specific needs of the Company and other market conditions, to determine the specific terms, conditions of, and other matters relating to, the issue of debentures, including, but not limited to, the determination of the type, amount, interest rate, rating, security, any repurchase or redemption provisions, any placing arrangements, any option to adjust the nominal interest rate and use of proceeds, secure approvals,		For	516000	0	0	0

engage professional advisors, disseminate relevant application documents to the regulatory authorities, obtain approvals from the regulatory authorities, execute all requisite legal documentation relating to the issue as requested by the regulatory authorities and make relevant disclosure; do all such acts which are necessary and incidental to the issue of debentures [including, but not limited to, the securing of approvals, the determination of underwriting arrangements, preparation and dissemination of relevant application documents to the regulatory authorities, and the securing of approvals from the regulatory authorities]; and take all such steps which are necessary for the purposes of executing the issue of debentures [including, but not limited to, the execution of all requisite documentation and the disclosure of relevant information in accordance with applicable laws], and approve to the extent that any of the aforementioned acts and steps that have already been undertaken by the Board of Directors or the duly authorized Directors in connection with the issue of debentures

7
Approve the Company's issue of debentures denominated in local or foreign currencies with an aggregate amount of RMB 90 billion, within which the issue of Company bonds in the PRC in one or more tranches not exceeding RMB 30 billion with: a) size of issue: up to RMB 30 billion; b) placing to existing shareholders: the Company debentures will not be issued to existing shareholders on a preferred basis by way of placing; c) term: the Company debentures will have a term not exceeding 10 years and may have the same term or different terms, which will be determined in accordance with the market conditions and the Company's capital requirements; d) use of proceeds: the Company bonds issued will be for the purpose of supplementing the general working capital of the Company; e) effective period: from the date on which the resolutions passed to the date on which the AGM of the Company for the year 2009 is held
			For	516000	0	0	0
8	Authorize the Board of Directors of the Company [the Board] or any 2 or more Directors of the Company [the Directors] to: a) determine the type, specific terms and conditions of, and other matters relating to, the issue [including, but not limited to, the determination of the type, amount, interest rate, term, rating, security, whether there will be repurchase or redemption provisions, whether there will be an option to adjust the nominal interest rate and specific arrangements relating to the use of proceeds within		For	516000	0	0	0

the scope approved by the shareholders in this meeting]; b) do all such acts which are necessary and incidental to the issue [including, but not limited to, the securing of approvals, engaging professional advisors, the determination of underwriting arrangements, preparation and dissemination of relevant application documents to the regulatory authorities, and the securing of approvals from the regulatory authorities]; c) to take all such steps which are necessary for the purposes of executing the issue [including, but not limited to, the execution of all requisite documentation and the disclosure of relevant information in accordance with applicable laws], and approve to the extent that any of the above acts and steps that have already been undertaken by the Board or the Directors in connection with the issue; d) if there are changes in the regulatory policies or market conditions, adjust the specific proposal relating to the issue and related matters in accordance with the opinion of the regulatory authorities; and e) after completion of the issue, determine and approve matters relating to the listing of the relevant Company bonds

9
Authorize the Company, to allot, issue and deal with additional shares of the Company and to make or grant offers, agreements and options during and after the relevant period, not exceeding the aggregate of 20% of the Company's existing domestic shares and H shares [as the case may be] in issue at the date of passing of this special resolution otherwise than pursuant to: i) a rights issue; or ii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares in accordance with the Articles of Association of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the 12 month period following the passing of these special resolution]
			For	516000	0	0	0
10	Authorize the Board to increase the registered capital of the Company to reflect the issue of shares in the Company authorized under Special Resolution 6, and to make such appropriate and necessary amendments to the Article of Association of the Company as they think fit to reflect such increases in the registered capital of the Company and to take any other action and complete any formality required to effect such increase of the registered capital of the Company		For	516000	0	0	0
11	Other business		None		Non Voting
KAZMUNAIGAS EXPL & PRODTN JSC
Security:	48666V204			Meeting Type:		Annual General Meeting
Ticker:	KMG LI			Meeting Date:		28-May-2009
ISIN	US48666V2043			Vote Deadline Date:		19-May-2009
Agenda	701923016	Management		Total Ballot Shares:		5000
Last Vote Date:	20-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to terminate the powers of current counting Commission Members of the Company Aigul Mukanova and Gulnara Ayaganova before the expiry of their terms of powers and appoint new Members: Chairman of the counting Commission Rustam Terekhov and a Member of the counting Commission Gabiden Nurgaliyev with terms of powers that do not exceed terms of powers of existing composition of the counting Commission of the Company		For	5000	0	0	0
2	Approve the annual consolidated financial statements of the Company for 2008		For	5000	0	0	0
3
Approve the procedure of distribution of the net profit of the Company, Full title: KazMunaiGas Exploration production Joint Stock Company; Location: Republic of Kaszakhstan, Zip code 010000, Astana, Tauelsizdik, 2; Bank details: TRN 620100210124, IIC 027467201, BIC 1953101603, Kazakhstan Halyk Bank JSC, Astana regional branch; And the amount of dividend for the year 2008 per ordinary share and preferred share of the Company; 1] the amount of dividend for the year 2008 per preferred share of the Company - 656,00 tenge [including amount of tax payable in the manner prescribed by the legislation of the republic of Kazakhstan]; 2] the amount of dividend for the year 2008 per ordinary share of the Company - 656,00 tenge [including amount of tax payable in the manner prescribed by the legislation of the republic of Kazakhstan]; 3] the procedure of distribution of the net profit of the Company reported for financial year in the amount of 241 289 369 ths. Tenge in compliance with audited consolidated financial statement for the year 2008; for the dividend payment - amount, equal to product of the dividend amount for the year 2008 per ordinary and per preferred share and the quantity of corresponding outstanding shares as for the record date of a list of shareholders entitled to receive dividends; leaving the rest at the disposal of the Company;
			For	5000	0	0	0

4] the record date and time of a list of shareholders entitled to receive dividends - 08 JUN 2009 at 00:00 hours; 5] the date for the commencement of dividend payments - 13 JUL 2009; 6] the procedure and form of dividend payments - according to a list of shareholders entitled to receive dividends by wire transfer to ank accounts of shareholders; 2] Mr. A. Balzhanov, CEO [Chairman of the Executive Board] of the Company in the prescribed manner is to take necessary measures for implementing this resolution subject to the legislation of the republic of Kazakhstan

4	Approve the Company's 2008 annual report		For	5000	0	0	0
5	Receive the shareholders' applications as to the activities of the Company and its officers and the results of their review for 2008		For	5000	0	0	0
6	Receive the information on the remuneration package for the Members of the Board of Directors and Management Board of KMG EP in 2008		For	5000	0	0	0
7	Approve the report on the performance of the Company's Board of Directors and the Management Board in 2008		For	5000	0	0	0
8	Appoint Ernst & Young as the Company Auditor to review interim financial statements over the 06 months of 2009 and Audit the Company's financial statements and reporting package for NC KMG JSC consolidation for the YE 31 DEC 2009		For	5000	0	0	0
CHINA MOLYBDENUM CO LTD
Security:	Y1503Z105			Meeting Type:		Annual General Meeting
Ticker:	3993 HK			Meeting Date:		02-Jun-2009
ISIN	CNE100000114			Vote Deadline Date:		22-May-2009
Agenda	701908684	Management		Total Ballot Shares:		699000
Last Vote Date:	22-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Approve the report of the Board of Directors of the Company [the Board] for the YE 31 DEC 2008		For	699000	0	0	0
3	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2008		For	699000	0	0	0
4	Approve the audited consolidated financial statements and the Auditor's report of the Company for the YE 31 DEC 2008		For	699000	0	0	0
5	Approve the profit distribution plan and the distribution of the final dividend and special dividend of the Company for the YE 31 DEC 2008		For	699000	0	0	0
6	Authorize the Board to deal with all matters in relation to the Company's distribution of interim dividend for the year 2009 in its absolute discretion [including, but not limited to, determining whether to distribute interim dividend for the year 2009]		For	699000	0	0	0
7	Re-appoint Deloitte Touche Tohmatsu CPA Limited and Deloitte Touche Tohmatsu, Certified Public Accountants, as the Domestic and Overseas Auditors of the Company for the year 2009 respectively, to hold office until the conclusion of the next AGM and authorize the Board to determine their remuneration		For	699000	0	0	0
8	Authorize the Board to fix the remuneration of the Directors and the Supervisors of the Company for the year 2009		For	699000	0	0	0
9	Approve, conditional upon Resolution No. 11 as specified, the Company may send or supply Corporate Communications to its holders of H Shares [in relation to whom the conditions specified below are met) by making such Corporate Communications available on the Company's own, and authorize any Director of the Company for and on behalf of the Company to sign all such		For	699000	0	0	0

documents and/or do all such things and acts as the Director may consider necessary or expedient and in the interest of the Company for the purpose of effecting or otherwise in connection with the Company's proposed communication with its holders of H Shares through the Company's website the supply of Corporate Communications by making such Corporate Communications available on the Company's own website is subject to the fulfillment of the following conditions: i] each holder of H Shares has been asked individually by the Company to agree that the Company may send or supply Corporate Communications generally, or the Corporate Communication in question, to him by means of the Company's own website; and the Company has not received a response indicating objection from the holder of H Shares within a period of 28 days starting from the date on which the Company's request was sent

10
Approve, conditional upon Resolution No. 11 as specified and obtaining the approval and registration by the relevant government and regulatory authorities in the People's Republic of China [the PRC], the registered address of the Company changed to North of Yihe, Huamei Shan Road, Chengdong New District, Luanchuan County, Luoyang City, Henan Province, the PRC, and authorize any 1 Director or Secretary to the Board of Directors of the Company to deal with on behalf of the Company the relevant filing, change and registration [where necessary] procedures and other matters arising from the change of the Company's registered address
			For	699000	0	0	0
11	Other business [if any]		Abstain	0	0	699000	0
12	Approve the proposed amendments to the Articles of Association of the Company as specified in the Section headed Proposed Amendments to Articles of Association of the letter from the Board of the circular dated 17 APR 2009] and authorize any 1 Director or Secretary to the Board to deal with on behalf of the Company the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendments to the Articles of Association of the Company		For	699000	0	0	0
13
Authorize the Board, for the purpose of increasing the flexibility and efficiency in operation, and subject to this Resolution) and in accordance with the relevant requirements of the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [the Exchange] [the Listing Rules], the Articles of Association of the Company and the applicable laws and regulations of the PRC, the exercise by the Board during the Relevant Period of all the powers of the Company to allot, issue and deal with, either separately or concurrently, additional Domestic Shares and H Shares and to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers be hereby generally and unconditionally approved; to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers after the end of the Relevant Period; each of the aggregate nominal amounts of the new Domestic Shares and the new H Shares allotted, issued and dealt with or agreed conditionally or unconditionally to be allotted, issued and dealt with (whether pursuant to an option or otherwise) by the Board pursuant to the mandate in paragraph does not exceed 20% of each of the aggregate nominal amounts of Domestic Shares and H Shares in issue at the date of passing this resolution, otherwise than pursuant to i] a Rights Issue or ii] any scrip dividend scheme or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the articles of association of the Company; In exercising the powers granted in paragraph (a), the Board must (i) comply with the Company Law of the PRC and other applicable laws and regulations (as amended from time to time); and (ii) obtain approval from China Securities Regulatory Commission and other relevant PRC government departments; (e) The Board, subject to the approval of the relevant authorities of the PRC and in accordance with the Company Law of the PRC, to increase the registered capital of the Company to the required amount upon the exercise of the powers pursuant to this Resolution; to sign the necessary documents, complete the necessary formalities and take other necessary steps to complete the allotment and issue and listing of new shares, provided the same do not violate the relevant laws, administrative regulations, the Listing Rules and the articles of association of the Company; and [Authority expires the earlier of the conclusion of the next AGM of the Company or
			For	699000	0	0	0

the expiration of the period within which the next annual general meeting of the Company is required by the articles of association of the Company or other applicable laws to be held]; and to make corresponding amendments to the Articles of Association of the Company as it thinks fit so as to reflect the new share capital structure upon the allotment or issuance of shares

PT BISI INTERNATIONAL TBK
Security:	Y711A0103			Meeting Type:		Annual General Meeting
Ticker:	BISI IJ			Meeting Date:		02-Jun-2009
ISIN	ID1000105703			Vote Deadline Date:		22-May-2009
Agenda	701959112	Management		Total Ballot Shares:		458000
Last Vote Date:	22-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the Company's annual report for book year 2008 and ratify the Company's financial report for book year 2008		For	458000	0	0	0
2	Approve to determine the profit utilization for book year 2008		For	458000	0	0	0
3	Approve to appoint public accountant to audit the Company's financial report for book year 2009		For	458000	0	0	0
4	Approve to restructure the Company's Board of Commissioners and the Directors		For	458000	0	0	0
BYD CO LTD
Security:	Y1023R104			Meeting Type:		Annual General Meeting
Ticker:	1211 HK			Meeting Date:		05-Jun-2009
ISIN	CNE100000296			Vote Deadline Date:		27-May-2009
Agenda	701912708	Management		Total Ballot Shares:		200500
Last Vote Date:	27-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Approve the working report of the Board of Directors of the Company for the YE 31 DEC 2008		For	200500	0	0	0
3	Approve the working report of the Supervisory Committee of the Company for the YE 31 DEC 2008		For	200500	0	0	0
4	Approve the audited financial statements of the Company as at and for the YE 31 DEC 2008		For	200500	0	0	0
5	Approve the proposal for appropriation of profit of the Company for the YE 31 DEC 2008		For	200500	0	0	0
6	Re-appoint Ernst & Young as the Company's International Auditors for the FY of 2009, to hold office until the conclusion of the next AGM of the Company, and authorize the Board of Directors of the Company to determine its remuneration		For	200500	0	0	0
7	Approve the remuneration of the Directors of the Company as determined and fixed by the Board of Directors of the Company		For	200500	0	0	0
8	Approve the remuneration of the Supervisors of the Company as determined and fixed by the Supervisory Committee of the Company		For	200500	0	0	0
9	Approve proposals [if any] put forward in accordance with the Articles of Association of the Company by any shareholder(s) holding 5% or more of the shares carrying the right to vote at the AGM		For	200500	0	0	0
10	Authorize the Board of Directors of the Company [the 'Board'], a general mandate to allot, issue and deal with additional shares in the capital of the Company, whether domestic shares or H shares, up to an aggregate nominal amount not exceeding 20% of the total nominal amount of shares of the same class of the Company in issue, subject to all governmental and/or regulatory approval(s), if any,		For	200500	0	0	0

under the applicable Law [including but without limitation to the Company Law of the PRC and the rules governing the Listing of Securities on the Stock Exchange of Hong Kong Limited]; and to approve, execute and do or procure to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the allotment and issue of any new shares pursuant to the exercise of the general mandate referred in this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or expiration of a 12-month period following the passing of this resolution]

11	Amend the Articles of Association of the Company, as specified		For	200500	0	0	0
12
Authorize the Directors to allot, issue and deal with additional shares in the capital of the Company, and make or grant offers, agreements and options during and after the relevant period, not exceeding the aggregate of 20% of the aggregate nominal amount of the issued share capital at the date of passing this resolution and the nominal amount of share capital repurchased after passing of this resolution, otherwise than pursuant to i) a rights issue or; ii) the exercise of rights of subscription or conversion under the terms of any existing warrants, bonds, debentures, notes or other securities issued by BYD Electronic which carry rights to subscribe for or are convertible into shares of BYD Electronic or iii) an issue of shares under any option scheme or similar arrangement for the time being adopted for the grant or issue to the employees of BYD Electronic and/or any of its subsidiaries or any other eligible person(s) of shares or right to acquire shares of BYD Electronic, or iv) an issue of shares as scrip dividend pursuant to the Articles of the Association; [Authority expires the earlier of the conclusion of the next AGM of BYD Electronic or the expiration of the period within which the next AGM of BYD Electronic is required by the Articles of Association of BYD Electronic or to be held by law]
			For	200500	0	0	0
CHINA SHENHUA ENERGY CO LTD
Security:	Y1504C113			Meeting Type:		Annual General Meeting
Ticker:	1088 HK			Meeting Date:		05-Jun-2009
ISIN	CNE1000002R0			Vote Deadline Date:		27-May-2009
Agenda	701912669	Management		Total Ballot Shares:		38000
Last Vote Date:	27-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2008		For	38000	0	0	0
3	Approve the report of the Board of Supervisors of the Company for the YE 31 DEC 2008		For	38000	0	0	0
4	Approve the audited financial statements of the Company for the YE 31 DEC 2008		For	38000	0	0	0
5	Approve the Company's Profit Distribution Plan for the YE 31 DEC 2008: i.e. final dividend for the YE 31 DEC 2008 in the amount of RMB 0.46 per share [inclusive to tax] be declared and distributed, the aggregate amount of which is approximately RMB 9,149,000,000		For	38000	0	0	0
6
Approve the remuneration of the Directors and Supervisors of the Company for the YE 31 DEC 2008: i.e. aggregate remuneration of the Executive Directors is in the amount of RMB 843,181; aggregate remuneration of the Non- Executive Directors is in the amount of RMB 1,350,000, of which the aggregate remuneration of the Independent Non- Executive Directors is in the amount of RMB 1,350,000, the Non-Executive Directors [other than the Independent Non- Executive Directors] are remunerated by Shenhua Group Co., Limited and are not remunerated by the Company; remuneration of the Supervisors is in the amount of RMB 1,076,879
			For	38000	0	0	0
7	Re-appoint KPMG Huazhen and KPMG as the PRC and International Auditors respectively of the Company for 2009, the term of such re-appointment shall continue until the next AGM, and authorize a Committee comprising of Mr. Zhang Xiwu, Mr. Ling Wen and Mr. Chen Xiaoyue, all being Directors of the Company, to determine their remuneration		For	38000	0	0	0
8	Appoint Mr. Gong Huazhang as an Independent Non- Executive Director of the Company		For	38000	0	0	0
9	Approve the Coal Supply Framework Agreement dated 27 MAR 2009 entered into between the Company and Shaanxi Province Coal Transportation and Sales [Group] Co Ltd, the proposed annual caps of RMB 4,825,600,000 for the YE 31 DEC 2009 and RMB 6,110,000,000 for the YE 31 DEC 2010 thereto and the transactions contemplated thereunder		For	38000	0	0	0
10	Approve the proposed amendments to the Articles of Association of the Company [as specified], and authorize a Committee comprising of Mr. Zhang Xiwu and Mr. Ling Wen, all being Directors of the Company, to, after passing of this resolution, carry out further amendments to the Articles of Association of the Company as they may consider necessary and appropriate at the request of relevant regulatory authorities in the course of filing the Articles of Association with such regulatory authorities		For	38000	0	0	0
11
Approve a general mandate to the Board of Directors to, by reference to market conditions and in accordance with needs of the Company, to allot, issue and deal with, either separately or concurrently, additional domestic shares [A Shares] and overseas-listed foreign invested shares [H Shares] not exceeding 20% of each of the number of domestic shares [A Shares] and the number of overseas- listed foreign invested shares [H Shares] in issue at the time of passing this resolution at AGM; pursuant to PRC laws and regulations, the Company will seek further approval from its shareholders in general meeting for each issuance of domestic shares [A Shares] even where this general mandate is approved; authorize the Board of Directors to [including but not limited to the following]: (i) formulate and implement detailed issuance plan, including but not limited to the class of shares to be issued, pricing mechanism and/or issuance price [including price range], number of shares to be issued, allottees and use of proceeds, time of issuance, period of issuance and whether to issue shares to existing shareholders; (ii) approve and execute, on behalf of the Company, agreements related to share issuance, including but not limited to underwriting agreement and engagement agreements of professional advisers; (iii) approve and execute, on behalf of the Company, documents related to share issuance for submission to regulatory authorities, and to carry out approval procedures required by regulatory authorities and venues in which the Company is listed; (iv) amend, as required by regulatory
			For	38000	0	0	0

authorities within or outside China, agreements and statutory documents referred to in (ii) and (iii) above; (v) affix seal of the Company on share issuance related agreements and statutory documents; (vi) engage the services of professional advisers for share issuance related matters, and to approve and execute all acts, deeds, documents or other matters necessary, appropriate or required for share issuance; (vii) increase the registered capital of the Company after share issuance, and to make corresponding amendments to the Articles of Association of the Company relating to share capital and shareholdings etc, and to carry out statutory registrations and filings within and outside China; [Authority expires the earlier of the conclusion of the next AGM of the Company for 2009 or the expiration of 12 months following the passing of this special resolution at the AGM for 2008], except where the Board of Directors has resolved to issue domestic shares [A Shares] or overseas-listed foreign invested shares [H Shares] during the relevant period and the share issuance is to be continued or implemented after the relevant period

12
Approve a general mandate to the Board of Directors to, by reference to market conditions and in accordance with needs of the Company, to repurchase domestic shares [A Shares] not exceeding 10% of the number of domestic shares [A Shares] in issue at the time when this resolution is passed at AGM and the relevant resolutions are passed at class meetings of shareholders; pursuant to PRC laws and regulations, and for repurchases of domestic shares [A Shares], the Company will seek further approval from its shareholders in general meeting for each repurchase of domestic shares [A Shares] even where the general mandate is granted, but will not be required to seek shareholders' approval at class meetings of domestic share [A Share] shareholders or overseas-listed foreign invested share [H Share] shareholders; by reference to market conditions and in accordance with needs of the Company, to repurchase overseas-listed foreign invested shares [H Shares] not exceeding 10% of the number of overseas- listed foreign invested shares [H Shares] in issue at the time when this resolution is passed at AGM and the relevant resolutions are passed at class meetings of shareholders; authorize the Board of Directors to [including but not limited to the following]: (i) formulate and implement detailed repurchase plan, including but not limited to repurchase price, number of shares to repurchase, time of repurchase and period of repurchase etc; (ii) notify creditors in
			For	38000	0	0	0

accordance with the PRC Company Law and Articles of Association of the Company; (iii) open overseas share accounts and to carry out related change of foreign exchange registration procedures; (iv) carry out relevant approval procedures required by regulatory authorities and venues in which the Company is listed, and to carry out filings with the China Securities Regulatory Commission; (v) carry out cancelation procedures for repurchased shares, decrease registered capital, and to make corresponding amendments to the Articles of Association of the Company relating to share capital and shareholdings etc, and to carry out statutory registrations and filings within and outside China; (vi) approve and execute, on behalf of the Company, documents and matters related to share repurchase; [Authority expires the earlier of the conclusion of the next AGM of the Company for 2009 or the expiration of 12 months following the passing of this special resolution at the AGM for 2008, the first A shareholders' class meeting in 2009 and the first H shareholders' class meeting in 2009], except where the board of directors has resolved to repurchase domestic shares [A Shares] or overseas-listed foreign invested shares [H Shares] during the relevant period and the share repurchase is to be continued or implemented after the relevant period

13
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
CHINA SHENHUA ENERGY CO LTD
Security:	Y1504C113			Meeting Type:		Class Meeting
Ticker:	1088 HK			Meeting Date:		05-Jun-2009
ISIN	CNE1000002R0			Vote Deadline Date:		27-May-2009
Agenda	701912671	Management		Total Ballot Shares:		38000
Last Vote Date:	27-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR THE BELOW RESOLUTION. THANK YOU.		None		Non Voting
2
Authorize the Board of Directors to, by reference to market conditions and in accordance with needs of the Company, to repurchase domestic shares [A shares] not exceeding 10% of the number of domestic shares [A shares] in issue at the time when this resolution is passed at AGM and the relevant resolutions is passed at class meetings of shareholders, pursuant to PRC laws and regulations, and for repurchases of domestic shares [A shares], the Company will seek further approval from its shareholders in general meeting for each repurchase of domestic shares [A shares] even where the general mandate is granted, but will not be required to seek shareholders' approval at class meetings of domestic share [A share] shareholders or overseas-listed foreign invested share [H share] shareholders, and to formulate and implement detailed repurchase plan, including but not limited to repurchase price, number of shares to repurchase, time of repurchase and period of repurchase etc; to notify creditors in accordance with the PRC Company Law and Articles of Association of the Company; to open overseas share accounts and to carry out related change of foreign exchange registration procedures; to carry out relevant approval procedures required by regulatory authorities and venues in which the Company is listed, and to carry out filings with the China Securities Regulatory Commission; to carry out cancellation procedures for repurchased shares, decrease registered capital, and to make corresponding amendments to the Articles of Association of the Company relating to share capital and shareholdings etc, and to carry out statutory registrations and filings within and outside
			For	38000	0	0	0

China; and approve and execute, on behalf of the Company, documents and matters related to share repurchase; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period of 12 months following the passing of this special resolution at the AGM for 2008, the first A shareholders' class meeting in 2009 and the first H shareholders' class meeting in 2009]

GREAT WALL MOTOR CO LTD
Security:	Y2882P106			Meeting Type:		Annual General Meeting
Ticker:	2333 HK			Meeting Date:		05-Jun-2009
ISIN	CNE100000338			Vote Deadline Date:		27-May-2009
Agenda	701912734	Management		Total Ballot Shares:		0
Last Vote Date:	27-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Approve the audited financial statements of the Company for the YE 31 DEC 2008		For	0	0	0	0
3	Declare a final dividend of RMB 0.08 per share and a special dividend of RMB 0.07 per share for the YE 31 DEC 2008 to shareholders of the Company who are registered on the register of members of the Company as at the close of business on Tuesday 05 MAY 2009		For	0	0	0	0
4	Receive and adopt the report of the Board of Directors of 2008		For	0	0	0	0
5	Receive and adopt the report of the Supervisory Committee of 2008		For	0	0	0	0
6	Re-appoint Ernst & Young Hua Ming as the Company's PRC Auditors and Ernst & Young as the Company's International Auditors for the YE 31 DEC 2009 and authorize the Board to determine their respective remunerations		For	0	0	0	0
7	Approve the resignation of Mr. Wong Chi Keung as an Independent Non-Executive Director of the Company		For	0	0	0	0
8	Elect Mr. Tseung Yuk Hei, Kenneth as an Independent Non- Executive Director of the Company for a term commencing on the day being elected and ending on the expiry of the third session of the Board and authorize the Board to determine his remuneration		For	0	0	0	0
9	Approve the Corporate communications of the Company [including but not limited to the Directors' report, its annual accounts together with a copy of the Auditors' report and, where applicable, its summary financial report; the interim report and, where applicable, its summary interim report, a notice of meeting, a listing document, a circular, and a proxy form] may be sent or supplied to the shareholders by making them available on the Company's website		For	0	0	0	0
10
Authorize the Board to allot, issue and deal with additional shares in the capital of the Company, whether domestic shares or H shares or grant offers, agreements or options which might require the exercise of such powers after the relevant period, the aggregate nominal amount of shares, whether domestic shares or H shares allotted, issued and dealt with or agreed conditionally or unconditionally to be allotted, issued and dealt with by the Board pursuant to such mandate, shall not exceed: 20%, being 136,400,000 domestic shares of the aggregate nominal amount of domestic shares in issue and 20% being 82,654,400 H shares of the aggregate nominal amount of H shares in issue in each case as of the date of this resolution, and in accordance with the Company Law of the PRC and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [as the same may be amended from time to time] and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC governmental authorities are obtained; and 2) to issue shares pursuant to this Resolution, to: a) approve, execute, and do or procure to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the issue of such new shares including [without limitation]: I) determine the class and number of shares to be issued; II) determine the issue price of the new shares; III) determine the opening and closing dates of the new issue; IV) determine the use of proceeds of the new issue; V) determine the class and number of new shares [if any] to be issued to the existing shareholders; VI) make or grant such offers, agreements and options as may be necessary in the exercise of such powers; and VII) in the case of an offer or allotment of shares to the shareholders of the Company, exclude shareholders of the Company who are resident outside the PRC or the Hong Kong Special Administrative Region of the PRC on account of prohibitions or requirements under overseas laws or regulations or for
			For	0	0	0	0

some other reason(s) which the Board considers expedient; b) increase the registered capital of the Company in accordance with the actual increase of capital by issuing shares pursuant to this Resolution, register the increased capital with the relevant authorities in the PRC and make such amendments to the Articles as it thinks fit so as to reflect the increase in the registered capital of the Company; and c) make all necessary filings and registrations with the relevant PRC, Hong Kong and /or other authorities; [Authority expires the earlier of the conclusion of the next AGM of the Company or 12 months]

11	Approve the expansion of the business scope of the Company to include 'leasing out of self-owned buildings and equipment' and authorize the Board to apply to the relevant PRC authorities to effect the expansion of the business scope		For	0	0	0	0
12
Approve the proposed amendments to the Articles, and to authorize the Board to make amendments to the Articles pursuant to any requirements of any PRC Government Authorities and the relevant stock exchange(s) on which the Company is listed, and to authorize any 1 Executive Director of the Company to act on behalf of the Company for the amendment, application for approval, registration, filing and other related matters in respect of the amendments and alteration of the Article 11, Article 59, Article 62 Clause 1, Article 63, Article 191, Article 192 and Article 196 of the Company's Articles of Association, as specified
			For	0	0	0	0
EURASIAN NATURAL RESOURCES CORPORATION PLC, LONDON
Security:	G3215M109			Meeting Type:		Annual General Meeting
Ticker:	ENRC LN			Meeting Date:		10-Jun-2009
ISIN	GB00B29BCK10			Vote Deadline Date:		04-Jun-2009
Agenda	701934449	Management		Total Ballot Shares:		0
Last Vote Date:	28-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the report and accounts for the YE 31 DEC 2008		For	0	0	0	0
2	Declare a final dividend of 19 US cents ordinary Shares		For	0	0	0	0
3	Approve the Directors' remuneration report for the YE 31 DEC 2008		For	0	0	0	0
4	Re-elect Sir. David Cooksey as a Non-Executive Director		For	0	0	0	0
5	Re-elect Mr. Gerhard Ammann as a Non-Executive Director		For	0	0	0	0
6	Re-elect Sir. Paul Judge as a Non-Executive Director		For	0	0	0	0
7	Re-elect Mr. Kenneth Olisa as a Non-Executive Director		For	0	0	0	0
8	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company		For	0	0	0	0
9	Authorize the Audit Committee of the Board of Directors to set the remuneration of the Auditors		For	0	0	0	0
10
Authorize the Company, for the purpose of Section 166 of the Companies Act 1985[the Act], to make market purchases [as specified in Section 163(3) of the Act] of up to 128,775,000 ordinary shares of USD 0.20 each in the capital of the Company[each an ordinary shares] on such terms and in such manner as the Directors may from time to time determine and where such ordinary shares are held as treasury shares, the Company may use them for the purposes set out in Section 162D of the Act, including for the purpose of its Employee Shares Scheme, at a minimum price of USD 0.20[exclusive expenses] and up to 105% of the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days; [Authority expires the earlier of the conclusion of the next AGM of the Company or 09 SEP 2010]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
			For	0	0	0	0
11	Approve, that a general meeting other than an AGM be called on not less than 14 clear Days' notice		For	0	0	0	0
12	Amend the Articles of Association with effect from 01 OCT 2009 as specified		For	0	0	0	0
LARGAN PRECISION CO LTD
Security:	Y52144105			Meeting Type:		Annual General Meeting
Ticker:	3008 TT			Meeting Date:		10-Jun-2009
ISIN	TW0003008009			Vote Deadline Date:		28-May-2009
Agenda	701961004	Management		Total Ballot Shares:		8000
Last Vote Date:	28-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	The 2008 business operations		None		Non Voting
2	The 2008 audited reports		None		Non Voting
3	The establishment for the rules of the Board Meeting		None		Non Voting
4	Approve the 2008 business reports and financial statements		For	8000	0	0	0
5	Approve the 2008 profits distribution: TWD 10 par shares, proposed stock dividend: 20 per for 1,000 shares held		For	8000	0	0	0
6	Approve the issuance of new shares from retained earnings		For	0	8000	0	0
7	Approve the revision to the Articles of Incorporation		For	8000	0	0	0
8	Approve the revision to the procedures of monetary loans, endorsement and guarantee		For	8000	0	0	0
9	Approve the joint-venture in People's Republic of China		For	8000	0	0	0
10	Approve to release the prohibition on Directors from participation in competitive business		For	0	8000	0	0
11	Others issues and extraordinary motions		Abstain	0	0	8000	0
MEDIATEK INCORPORATION
Security:	Y5945U103			Meeting Type:		Annual General Meeting
Ticker:	2454 TT			Meeting Date:		10-Jun-2009
ISIN	TW0002454006			Vote Deadline Date:		28-May-2009
Agenda	701964606	Management		Total Ballot Shares:		5000
Last Vote Date:	28-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 542643 DUE TO RECEIPT OF DIRECTOR NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
			None		Non Voting
2	The 2008 business operations		None		Non Voting
3	The 2008 audited reports		None		Non Voting
4	The status of endorsement and guarantee		None		Non Voting
5	Approve the 2008 business reports and financial statements		For	5000	0	0	0
6	Approve the 2008 profit distribution proposed cash dividend: TWD 14per share		For	5000	0	0	0
7	Approve the issuance of new shares from retained earnings, staff bonus proposed stock dividend: 2 for 1,000 shares held		For	0	5000	0	0
8	Approve the revision to the procedures of monetary loans, endorsement and guarantee		For	5000	0	0	0
9	Approve the revision to the procedures of asset acquisition or disposal		For	5000	0	0	0
10	Elect Mr. Ming-kai Tsai Shareholder No: 1 as a Director		For	5000	0	0	0
11	Elect Mr. Jyh-jer Cho Shareholder No: 2 as a Director		For	5000	0	0	0
12	Elect Mr. Ching-Jiang Hsieh Shareholder No: 11 as a Director		For	5000	0	0	0
13	Elect National Taiwan University Shareholder No: 23053 Representative: Mr. Ming-Je Tang as a Director		For	5000	0	0	0
14	Elect National Chiao Tung University/Shareholder No:23286 Representative: Mr. Chin-Teng Lin as a Director		For	5000	0	0	0
15	Elect National Tsing Hua University/Shareholder No:48657 Representative: Mr. Chung-Lang Liu as a Supervisor		For	5000	0	0	0
16	Elect National Cheng Kung University/Shareholder No:76347 Representative: Mr. Yan-Kuin Su as a Supervisor		For	5000	0	0	0
17	Elect Mediatek Capital Corp. Shareholder No: 2471 Representative: Mr. Paul Wang as a Supervisor		For	5000	0	0	0
18	Approve the proposal to release the prohibition on Directors from participation in competitive business		For	0	5000	0	0
19	Other issues and extraordinary motions		Abstain	0	0	5000	0
RICHTEK TECHNOLOGY CORP
Security:	Y7286Y108			Meeting Type:		Annual General Meeting
Ticker:	6286 TT			Meeting Date:		10-Jun-2009
ISIN	TW0006286008			Vote Deadline Date:		05-Jun-2009
Agenda	701854083	Management		Total Ballot Shares:		3000
Last Vote Date:	28-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	The 2008 business operations		None		Non Voting
2	The 2008 audited reports		None		Non Voting
3	Other presentations		None		Non Voting
4	Approve the 2008 business reports and financial statements		For	3000	0	0	0
5	Approve the 2008 profit distribution (cash dividend TWD 7 per share, stock dividend 50 shares per 1,000 shares from retain earnings subject to 20% withholding tax)		For	3000	0	0	0
6	Approve the revision to the Articles of Incorporation		For	3000	0	0	0
7	Approve the revision to the procedures of endorsement and guarantee		For	3000	0	0	0
8	Approve the revision to the procedures of monetary loans		For	3000	0	0	0
9	Approve the issuance of new shares from retained earnings and staff bonus		For	3000	0	0	0
10	Approve to release the prohibition on Directors from participation in competitive business		For	0	3000	0	0
11	Other issues		Abstain	0	0	3000	0
12	Extraordinary motions		Abstain	0	0	3000	0
13
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ADDITIONAL INFORMATION IN RESOLUTION B.2. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
TAIWAN SEMICONDUCTOR MFG CO LTD
Security:	Y84629107			Meeting Type:		Annual General Meeting
Ticker:	2330 TT			Meeting Date:		10-Jun-2009
ISIN	TW0002330008			Vote Deadline Date:		05-Jun-2009
Agenda	701938601	Management		Total Ballot Shares:		126000
Last Vote Date:	28-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 554580 DUE TO RECEIPT OF DIRECTORS NAME. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
			None		Non Voting
2	Call meeting to order		None		Non Voting
3	Chairman's Address		For	126000	0	0	0
4	To report the business of 2008		None		Non Voting
5	Audit Committee's review report		None		Non Voting
6	To report the implementation of shares buyback		None		Non Voting
7	To report TSMC's Merger of its 100% owned subsidiary - Hsin Ruey Investment Co. Ltd		None		Non Voting
8	Approve to accept the 2008 business report and financial statements		For	126000	0	0	0
9	Approve the proposal for distribution of 2008 profits		For	126000	0	0	0
10	Approve the capitalization of 2008 dividends, 2008 employee profit sharing, and capital surplus		For	126000	0	0	0
11	Approve to revise the procedures for lending funds to other parties		For	126000	0	0	0
12	Approve to revise the procedures for endorsement and guarantee		For	126000	0	0	0
13	Elect Mr. Morris Chang as a Chairman		For	126000	0	0	0
14	Elect Mr. F.C. Tseng as a Vice Chairman		For	126000	0	0	0
15	Elect Mr. Rick Tsai as a Director		For	126000	0	0	0
16	Elect Mr. Yuan Tain-Jy-Chen as a Director, Representative of National Development Fund, Executive		For	126000	0	0	0
17	Elect Sir. Peter Leahy Bonfield as an Independent Director		For	126000	0	0	0
18	Elect Mr. Stan Shih as an Independent Director		For	126000	0	0	0
19	Elect Mr. Carleton Sneed Florina as an Independent Director		For	126000	0	0	0
20	Elect Mr. Thomas J. Engibous as an Independent Director		For	126000	0	0	0
21	Other business and special motion		None		Non Voting
22	Meeting adjourned		For	126000	0	0	0
UNITED MICROELECTRONICS CORP
Security:	Y92370108			Meeting Type:		Annual General Meeting
Ticker:	2303 TT			Meeting Date:		10-Jun-2009
ISIN	TW0002303005			Vote Deadline Date:		28-May-2009
Agenda	701972970	Management		Total Ballot Shares:		335000
Last Vote Date:	28-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Chairman: Mr. Stan Hung		None		Non Voting
2	Chairman's address		None		Non Voting
3	UMC 2008 business operations		For	335000	0	0	0
4	Supervisors' report on reviewing 2008 audited financial reports		For	335000	0	0	0
5	Acquisition or disposal of assets with related parties in 2008		For	335000	0	0	0
6	Status of 12th and 13th shares buyback program		For	335000	0	0	0
7	Amendment of the Employee Stock Option Plan		For	335000	0	0	0
8	Amendment of the Transfer Repurchased Shares to Employees Phase XI Procedure		For	335000	0	0	0
9	To acknowledge 2008 business report and financial statements		For	335000	0	0	0
10	To acknowledge 2008 profit and loss appropriation chart		For	335000	0	0	0
11	Proposal to amend the Company's "Loan Procedure"		For	335000	0	0	0
12	Proposal to amend the Company's "Endorsements and Guarantees Procedure"		For	335000	0	0	0
13	Proposal to amend the Company's "Financial Derivatives Transaction Procedure"		For	335000	0	0	0
14	Proposal to amend the Company's "Acquisition or Disposal of Assets Procedure"		For	335000	0	0	0
15	Proposal to discuss the acquisition of total shares of He Jian Technology (Suzhou) Co., Ltd through merging with the Holding Companies		For	335000	0	0	0
16	Proposal to discuss the new share issuance for merging with the Holding Companies of He Jian Technology (Suzhou) Co., Ltd		For	335000	0	0	0
17	Election Mr. Chun-Yen Chang [ID: D100028575] as an Independent Director		For	335000	0	0	0
18	Election Mr. Chung Laung Liu [ID: S124811949] as an Independent Director		For	335000	0	0	0
19	Election Mr. Paul S.C. Hsu [ID: F102847490] as an Independent Director		For	335000	0	0	0
20	Election Mr. Cheng-Li Huang [ID: R100769590] as an Independent Director		For	335000	0	0	0
21	Election Mr. Ting-Yu Lin [ID: A122296636] as an Outside Director, Shareholder No: 5015		For	335000	0	0	0
22	Election Mr. Stan Hung [ID: N120210012] as a Director, Shareholder No: 111699		For	335000	0	0	0
23	Election Mr. Shih-Wei Sun [Representative of Silicon Integrated Systems Corp] as a Director, Shareholder No: 1569628		For	335000	0	0	0
24	Election Mr. Wen-Yang Chen [Representative of Hsun Chieh Investment Co.] as a Director, Shareholder No: 195818		For	335000	0	0	0
25	Election Mr. Po-Wen Yen [Representative of Hsun Chieh Investment Co.] as a Director, Shareholder No: 195818		For	335000	0	0	0
26	Extraordinary Motions		None		Non Voting
27	Adjournment		None		Non Voting
CHINA CONSTR BK CORP
Security:	Y1397N101			Meeting Type:		Annual General Meeting
Ticker:	939 HK			Meeting Date:		11-Jun-2009
ISIN	CNE1000002H1			Vote Deadline Date:		27-May-2009
Agenda	701924385	Management		Total Ballot Shares:		193000
Last Vote Date:	27-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the 2008 report of the Board of Directors of the Bank		For	193000	0	0	0
2	Approve the 2008 report of the Board of Supervisors of the Bank		For	193000	0	0	0
3	Approve the Bank's 2008 final financial accounts		For	193000	0	0	0
4	Approve the 2009 fixed assets investment budget of the Bank		For	193000	0	0	0
5	Approve the Bank's Profit Distribution Plan for the second half of 2008		For	193000	0	0	0
6	Approve the 2008 final Emoluments Distribution Plan for the Directors and the Supervisors		For	193000	0	0	0
7	Appoint the Auditors of the Bank for 2009		For	193000	0	0	0
8	Appoint Mr. Chen Zuofu as an Executive Director of the Bank		For	193000	0	0	0
KGHM POLSKA MIEDZ S A
Security:	X45213109			Meeting Type:		Annual General Meeting
Ticker:	KGH PW			Meeting Date:		16-Jun-2009
ISIN	PLKGHM000017			Vote Deadline Date:		29-May-2009
Agenda	701954035	Management		Total Ballot Shares:		7100
Last Vote Date:	22-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
			None		Non Voting
2	Opening of the meeting		For	7100	0	0	0
3	Appoint the Meeting's Chairman		For	7100	0	0	0
4	Approve the statement of the meeting's legal validity		For	7100	0	0	0
5	Approve the agenda		For	7100	0	0	0
6	Approve the Management's report on Company's activity in 2008 and the financial statement for 2008		For	7100	0	0	0
7	Approve the Management proposal on profit for 2008 distribution		For	7100	0	0	0
8	Approve the Supervisory Board report on its evaluation on Management Board's reports and the financial statement		For	7100	0	0	0
9	Approve the Supervisory Board of assessment of the Company standing		For	7100	0	0	0
10	Approve the report on activities of the Supervisory Board		For	7100	0	0	0
11	Approve the report of the Management Board on the Company's activities in 2008		For	7100	0	0	0
12	Approve the financial statement for 2008		For	7100	0	0	0
13	Approve the profit distribution for 2008		For	7100	0	0	0
14	Adopt the resolution on the duties' fulfilling by the Management		For	7100	0	0	0
15	Adopt the resolution on the duties' fulfilling by the Supervisory Board		For	7100	0	0	0
16	Approve the Management report on activity of the Company's capital group and the consolidated financial statement for 2009		For	7100	0	0	0
17	Approve the Supervisory Board evaluation on examination of the consolidated financial statement of capital group		For	7100	0	0	0
18	Adopt the resolution on the Management's report on activity of the capital group in 2008		For	7100	0	0	0
19	Adopt the resolution on the consolidated financial statement of the capital group for 2008		For	7100	0	0	0
20	Adopt the resolution on changes in the Company's Statute text		For	7100	0	0	0
21	Closure of the Meeting		For	7100	0	0	0
QINGLING MTRS LTD
Security:	Y71713104			Meeting Type:		Annual General Meeting
Ticker:	1122 HK			Meeting Date:		16-Jun-2009
ISIN	CNE1000003Y4			Vote Deadline Date:		04-Jun-2009
Agenda	701934095	Management		Total Ballot Shares:		344000
Last Vote Date:	28-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR AGAINST FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Approve the report of the Board of Directors of the Company [the Board of Directors] for the year of 2008		For	344000	0	0	0
3	Approve the report of the Supervisory Committee of the Company for the year of 2008		For	344000	0	0	0
4	Approve the audited financial statements and the Independent Auditor's report of the Company for the year of 2008		For	344000	0	0	0
5	Approve the proposal for appropriation of profit of the Company for the year of 2008		For	344000	0	0	0
6	Elect Mr. WU Yun as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012		For	344000	0	0	0
7	Elect Mr. GAO Jianmin as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012		For	344000	0	0	0
8	Elect Mr. Makoto TANAKA as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012		For	344000	0	0	0
9	Elect Mr. Masanori KATAYAMA as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012		For	344000	0	0	0
10	Elect Mr. LIU Guangming as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012		For	344000	0	0	0
11	Elect Mr. PAN Yong as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012		For	344000	0	0	0
12	Elect Mr. YUE Huaqiang as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012		For	344000	0	0	0
13	Elect Mr. LONG Tao as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012		For	344000	0	0	0
14	Elect Mr. SONG Xiaojiang as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012		For	344000	0	0	0
15	Elect Mr. XU Bingjin as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012		For	344000	0	0	0
16	Authorize the Board of Directors to determine the remuneration of the Directors		For	344000	0	0	0
17	Authorize the Board of Directors to enter into service contracts and appointment letters with each of the newly elected executive Directors and Independent Non-Executive Directors respectively pursuant to such terms and conditions as the Board of Directors shall think fit and to do all such acts and things to give effect to such matters		For	344000	0	0	0
18	Elect Ms. MIN Qing as a supervisor of the Company [the Supervisors] representing the shareholders of the Company [theShareholders] for the next term of office		For	344000	0	0	0
19	Elect Ms. ZHOU Hong as a supervisor of the Company [the Supervisors] representing the shareholders of the Company [theShareholders] for the next term of office		For	344000	0	0	0
20	Authorize the Board of Directors to determine the remuneration of the Supervisors		For	344000	0	0	0
21	Authorize the Board of Directors to enter into appointment letters with each of the newly elected Supervisors representing the Shareholders and the Supervisor representing the staff and workers respectively pursuant to such terms and conditions as the Board of Directors shall think fit and to do all such acts and things to give effect to such matters		For	344000	0	0	0
22	Re-appoint Deloitte Touche Tohmatsu CPA Ltd. and Deloitte Touche Tohmatsu as the Company's PRC and international auditors respectively for the year of 2009 and authorize the Board of Directors to determine their remunerations		For	344000	0	0	0
23	Authorize the Directors, the existing Articles of Association of the Company be and are hereby amended in the following manner and, subject to the approval of the relevant administrative authorities of the PRC [if necessary], to make appropriate and necessary amendments to the relevant provisions of the Articles of Association of the Company at their discretion to reflect the changes that are made pursuant to the approval of the relevant administrative authorities of the PRC: Articles 1, 3, 13, 59, 62, 63, 146, 169, 176, 192 and 193 as specified		For	344000	0	0	0
ASIA CEMENT (CHINA) HOLDINGS CORPORATION
Security:	G0539C106			Meeting Type:		Annual General Meeting
Ticker:	743 HK			Meeting Date:		17-Jun-2009
ISIN	KYG0539C1069			Vote Deadline Date:		05-Jun-2009
Agenda	701953475	Management		Total Ballot Shares:		266500
Last Vote Date:	28-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and adopt the audited consolidated financial statements and the reports of the Directors [the "Director[s]"] of the Company and the Auditors [the "Auditors"] of the Company for the YE 31 DEC 2008		For	266500	0	0	0
3	Approve and declare a final dividend for the YE 31 DEC 2008		For	266500	0	0	0
4	Re-elect Mr. Lin Seng-chang as a retiring Director		For	266500	0	0	0
5	Re-elect Mr. Wu Chung-lih as a retiring Director		For	266500	0	0	0
6	Re-elect Mr. Tsim Tak-lung, Dominic as a retiring Director		For	266500	0	0	0
7	Re-elect Mr. Wong Ying-ho, Kennedy as a retiring Director		For	266500	0	0	0
8	Authorize the Board of Directors [the "Board"] to determine their remuneration		For	266500	0	0	0
9	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Board to fix their remuneration		For	266500	0	0	0
10
Authorize the Directors pursuant to the Rules [the "Listing Rules"] Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [the "Stock Exchange"], the exercise by the Directors during the Relevant Period [as hereinafter defined] on all the powers of the Company to allot, issue or otherwise deal with additional shares in the share capital of the Company and to make or grant offers, agreements and options which would or might require the exercise of such powers, be and the same is hereby generally and unconditionally approved; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] and issued by the Directors pursuant to the approval in paragraph [i] of this Resolution, otherwise than by way of [a] a Rights Issue [as
			For	266500	0	0	0

hereinafter defined]; or [b] the exercise of or the grant of any option under any Share Option Scheme of the Company or similar arrangement for the time being adopted for the issue or grant to officers and/or employees of the Company and/or any of its subsidiaries of shares or options to subscribe for or rights to acquire shares of the Company; or [c] any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares in accordance with the Articles of Association of the Company in force from time to time, shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this Resolution and the said approval be limited accordingly; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws to be held]

11
Authorize the Directors during the Relevant Period [as hereinafter defined] of all the powers of the Company to repurchase issued shares in the share capital of the Company on the Stock Exchange or any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong [the "SFC"] and the Stock Exchange for such purpose, and otherwise in accordance with the rules and regulations of the SFC, the Stock Exchange or of any other stock exchange as amended from time to time and all applicable laws in this regard, be and the same is hereby generally and unconditionally approved; the aggregate nominal amount of issued shares of the Company which may be repurchased by the Company pursuant to the approval in paragraph [i] of this Resolution during the Relevant Period shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this Resolution and the said approval shall be limited accordingly; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws to be held]
			For	266500	0	0	0
12	Approve, conditional upon Resolutions 05 and 06 above being passed, the general mandate granted to the Directors to allot, issue or otherwise deal with additional shares pursuant to Resolution 05 be and is hereby extended by the addition thereto of an amount representing the aggregate nominal amount of shares of the Company repurchased by the Company under the authority granted pursuant to Resolution 06		For	266500	0	0	0
HTC CORP
Security:	Y3194T109			Meeting Type:		Annual General Meeting
Ticker:	2498 TT			Meeting Date:		19-Jun-2009
ISIN	TW0002498003			Vote Deadline Date:		10-Jun-2009
Agenda	702002798	Management		Total Ballot Shares:		7000
Last Vote Date:	12-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 538902 DUE TO RECEIPT OF ADDITIONAL RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
			None		Non Voting
2	The 2008 business operations		None		Non Voting
3	The 2008 audited report		None		Non Voting
4	The revision to the rules of the Board meeting		None		Non Voting
5	The status of buyback treasury stock		None		Non Voting
6	Approve the 2008 business reports and financial statements		For	7000	0	0	0
7	Approve the 2008 profit distribution, proposed cash dividend: TWD 27 per share		For	7000	0	0	0
8	Approve the issuance of new shares from retained earnings, and staff bonus, proposed stock dividend: 50 for 1,000 shares held		For	7000	0	0	0
9	Approve the revision to the Articles of Incorporation		For	7000	0	0	0
10	Approve the revision to the procedures of asset acquisition or disposal		For	7000	0	0	0
11	Approve the revision to the procedures of trading derivatives		For	7000	0	0	0
12	Approve the revision to the procedures of monetary loans		For	7000	0	0	0
13	Approve the revision to the procedures of endorsement and guarantee		For	7000	0	0	0
14	Elect Mr. Hochen Tan as a Director, Shareholder No: D101161444		For	7000	0	0	0
15	Extraordinary Motions		Abstain	0	0	7000	0
MTN GROUP LTD
Security:	S8039R108			Meeting Type:		Annual General Meeting
Ticker:	MTN SJ			Meeting Date:		24-Jun-2009
ISIN	ZAE000042164			Vote Deadline Date:		16-Jun-2009
Agenda	701989951	Management		Total Ballot Shares:		12500
Last Vote Date:	16-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the financial statements and statutory reports for YE 31 DEC 2008		For	12500	0	0	0
2	Re-elect Mr. RS Dabengwa as a Director		For	12500	0	0	0
3	Re-elect Mr. AT Mikati as a Director		For	12500	0	0	0
4	Re-elect Mr. MJN Njeke as a Director		For	12500	0	0	0
5	Re-elect Mr. J Van Rooyen as a Director		For	12500	0	0	0
6	Approve the remuneration of Non Executive Directors		For	12500	0	0	0
7	Approve to place authorized but unissued shares under control of the Directors up to 10% of Issued Capital		For	0	12500	0	0
8	Grant authority to the repurchase of up to 10% of Issued Share Capital		For	12500	0	0	0
9
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN THE NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
YANZHOU COAL MNG CO LTD
Security:	Y97417102			Meeting Type:		Annual General Meeting
Ticker:	1171 HK			Meeting Date:		26-Jun-2009
ISIN	CNE1000004Q8			Vote Deadline Date:		16-Jun-2009
Agenda	701924462	Management		Total Ballot Shares:		158000
Last Vote Date:	16-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the working report of the Board of Directors of the Company [the 'Board'] for the YE 31 DEC 2008		For	158000	0	0	0
2	Approve the working report of the Supervisory Committee of the Company for the YE 31 DEC 2008		For	158000	0	0	0
3	Approve the audited financial statements of the Company and the group as at and for the YE 31 DEC 2008		For	158000	0	0	0
4	Approve the proposed Profit Distribution Plan of the Company for the YE 31 DEC 2008, and authorize the Board to distribute an aggregate cash dividends of RMB 1,967.36 million [tax inclusive], equivalent to RMB 0.40 [tax inclusive] per share to the shareholders of the Company		For	158000	0	0	0
5	Approve to determine the remuneration of the Directors and Supervisors of the Company for the YE 31 DEC 2009		For	158000	0	0	0
6	Re-appoint Grant Thornton and Shine Wing Certified Public Accountants Ltd as the Company's international and PRC Auditors, respectively, until the conclusion of the next AGM, and to determine their remuneration arrangements		For	158000	0	0	0
7	Approve to renew liability insurance for Directors, Supervisors and senior officers of the Company		For	158000	0	0	0
8	Approve the proposal regarding the use of electronic means to provide Corporate Communications to holders of H shares of the Company		For	158000	0	0	0
9	Amend the Article 2, Article 30, Article 85, Article 86, Article 87, Article 145, Article 238, Article 239, Article 247, Article 249, Article 271, Article 286 and Article 295 of the Articles of Association of the Company, and authorize any one of the Directors to make further adjustments at his discretion with reference to requirements of the relevant authorities, seek approval and make the relevant filing with the relevant authorities at the appropriate time; as specified		For	158000	0	0	0
10
Approve the Board granted an unconditional general mandate to issue, allot and deal with additional H Shares in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the following terms: 1) such mandate shall not extend beyond the Relevant Period save that the Board may during the Relevant Period make or grant offers, agreements or options which might require the exercise of such powers after the end of the Relevant Period; 2) the number of shares allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the Board shall not exceed 20% of the number of H Shares in issue as at the date of the this resolution; 3) Board will only exercise its power under such mandate in accordance with the Company Law of the PRC and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [as amended from time to time] and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC government authorities are obtained; for the purpose of the resolution; [Authority expires the earlier of the conclusion of the next AGM or 12 months] authorize the Board of Directors, to issue shares pursuant to paragraph (a) of this resolution, execute and do or procure to be executed and done, all such documents, deeds and things as it may consider relevant in connection with the issue of such new shares including, but not limited to, determining the time and place of issue, making all necessary applications to the relevant authorities and entering into an underwriting agreement [or any other agreement], to determine the use of proceeds and to make all necessary filings and registrations with the relevant PRC, Hong Kong and other authorities, and to make such amendments to the articles of association of the Company as it thinks fit so as to reflect the increase in registered capital of the Company and to reflect the new share capital structure of the Company under the intended allotment and issue of the shares of the Company pursuant to the resolution under paragraph (a) of this resolution
			For	0	158000	0	0
11	Authorize the Board of the Company to repurchase the issued H Shares of the Company on the Hong Kong Stock Exchange, subject to and in accordance with all applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the PRC, the Hong Kong Stock Exchange or of any other governmental or regulatory body; the aggregate amount of		For	0	158000	0	0

H Shares of the Company authorized to be repurchased subject to the approval in paragraph (a) above during the Relevant Period shall not exceed 10% of the total amount of existing issued H Shares of the Company as at the date of the passing of this resolution; the passing of a special resolution with the same terms as the resolution set out in this paragraph [except for this sub-paragraph (c)(i)] at a class meeting for the holders of Domestic Shares of the Company to be held on 26 JUN 2009 [or on such adjourned date as may be applicable]; and the class meeting for the holders of H Shares to be held on 26 JUN 2009 [or on such adjourned date as may be applicable] for such purpose; the approval of the relevant PRC regulatory authorities as may be required by laws, rules and regulations of the PRC being obtained by the Company if appropriate; and the Company not being required by any of its creditors to repay or to provide guarantee in respect of any amount due to any of them [or if the Company is so required by any of its creditors, the Company having, in its absolute discretion, repaid or provided guarantee in respect of such amount] authorize the Board, pursuant to the notification procedure set out in Article 30 of the Articles of Association of the Company; subject to the approval of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, (i) amend the Articles of Association of the Company as it thinks fit so as to reduce the registered share capital of the Company and to reflect the new capital structure of the Company upon the repurchase of H shares of the Company as contemplated in paragraph (a) above; and (ii) file the amended articles of association of the Company with the relevant governmental authorities of the PRC; [Authority expires the earlier of: the conclusion of the next AGM or 12 months]

YANZHOU COAL MNG CO LTD
Security:	Y97417102			Meeting Type:		Class Meeting
Ticker:	1171 HK			Meeting Date:		26-Jun-2009
ISIN	CNE1000004Q8			Vote Deadline Date:		16-Jun-2009
Agenda	701927002	Management		Total Ballot Shares:		158000
Last Vote Date:	16-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Authorize the Company, subject to this resolution, to repurchase the issued H Shares of the Company on the Hong Kong Stock Exchange, subject to and in accordance with all applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the PRC, the Hong Kong Stock Exchange or of any other governmental or regulatory body, the aggregate amount of H Shares of the Company to be repurchased subject to this resolution, during the relevant period shall not exceed 10% of the total amount of existing issued H Shares of the Company as at the date of the passing of this resolution; approve that conditional upon: (i) the passing of a special resolution in the same terms as the resolution as specified at the AGM of the Company to be held on 26 JUN 2009 [or on such adjourned date as may be applicable]; and the class meeting for holders of Domestic Shares to be held on 26 JUN 2009 [or on such adjourned date as may be applicable]; (ii) the approval of the relevant PRC regulatory authorities as may be required by laws, rules and regulations of the PRC being obtained by the Company if appropriate; and (iii) the Company not being required by any of its creditors to repay or to provide guarantee in respect of any amount due to any of them [or if the Company is so required by any of its creditors, the Company having, in its absolute discretion, repaid or provided guarantee in respect of such amount] pursuant to the notification procedure set out in Article 30 of the Articles of Association of the Company; authorize the Board, subject to the approval of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, to: i) amend the Articles of Association of the Company as it thinks fit so as to reduce the registered share capital of the
			For	0	158000	0	0

Company and to reflect the new capital structure of the Company upon the repurchase of H Shares of the Company as specified; and ii) file the amended Articles of Association of the Company with the relevant governmental authorities of the PRC; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of a 12- month period following the passing of this special resolution]

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Managers Series Trust

By:	/s/ RITA DAM
Title:	Treasurer
Date:	August 21, 2009